As filed with the Securities and Exchange Commission on February 5, 2021

Securities Act File No. 333-251638

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1

Post-Effective Amendment No.

(Check appropriate box or boxes)

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in the Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Elliot J. Gluck, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest, without par value. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

SUNAMERICA SERIES TRUST

SA Invesco VCP Equity-Income Portfolio

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

[●], 2021

Dear Contract Owner:

You are receiving the enclosed Combined Prospectus/Information Statement because you owned interests in the SA Invesco VCP Equity-Income Portfolio (the “Target Portfolio”), a series of SunAmerica Series Trust (the “Trust”), as of the close of business on January 29, 2021. We are writing to inform you about a reorganization of the Target Portfolio with the SA VCP Dynamic Strategy Portfolio (the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios” and each, a “Portfolio”), a series of the Trust. In this reorganization, your Target Portfolio shares will be exchanged for the same class of shares of the Acquiring Portfolio with the same aggregate net asset value of the Target Portfolio shares that you currently hold. It is currently anticipated that the reorganization of the Target Portfolio will be effected on a tax-free basis for federal income tax purposes.

The reorganization of the Target Portfolio is being proposed because SunAmerica Asset Management, LLC (“SunAmerica”), each Portfolio’s investment adviser, believes that shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the reorganization, than by continuing to operate the Portfolio separately. SunAmerica further believes that it is in the best interests of the Target Portfolio to combine the Target Portfolio’s assets with a fund with a lower expense structure. SunAmerica believes that the Acquiring Portfolio’s investment objective and strategies make it a compatible fund within the SunAmerica complex for a reorganization with the Target Portfolio.

The Board of Trustees of the Trust has determined that the reorganization is in the best interests of each Portfolio and that the interests of each Portfolio’s existing shareholders will not be diluted as a result of the reorganization. The reorganization is expected to take effect during the second quarter of 2021.

NO SHAREHOLDER ACTION IS REQUIRED AS A RESULT OF THE REORGANIZATION.

In accordance with the Portfolios’ operative documents, and applicable Massachusetts state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the reorganization may be effected without the approval of shareholders of any Portfolio.

I encourage you to carefully review the enclosed materials, which explain the reorganization in more detail. If you have any questions or need additional information, please contact the Annuity Service Center at 1-800-445-7862.

Sincerely,

/s/ John T. Genoy

John T. Genoy

President

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the Reorganization (as defined below).

Q:	Why is the Reorganization taking place?

A:

SA Invesco VCP Equity-Income Portfolio (the “Target Portfolio”), a series of SunAmerica Series Trust (the “Trust”), and SA VCP Dynamic Strategy Portfolio (the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios” and each, a “Portfolio”), a series of the Trust, have similar investment objectives, investment policies, strategies, restrictions and risks. It is expected that the Reorganization will enable the Combined Portfolio (as defined below) to operate more efficiently in the future.

The Board of Trustees of the Trust has determined that the Reorganization is in the best interests of each Portfolio, and that the interests of each Portfolio’s shareholders will not be diluted as a result of the Reorganization.

Q:	What does the Reorganization provide for?

A:

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between the Trust, on behalf of the Target Portfolio, and the Trust, on behalf of the Acquiring Portfolio, the Target Portfolio will be reorganized into the Acquiring Portfolio (the “Reorganization”). Following the completion of the Reorganization, the Acquiring Portfolio may be referred to as the “Combined Portfolio.” The Reorganization will result in each shareholder of the Target Portfolio becoming a shareholder of the Acquiring Portfolio, another mutual fund.

Following the completion of the Reorganization, an account at the Acquiring Portfolio will be set up with respect to your variable annuity contract or variable life insurance policy (a “Variable Contract”), and you will then have an investment in the Acquiring Portfolio. Shares of the Target Portfolio will be exchanged for shares of the Acquiring Portfolio based on a specified exchange ratio determined by the respective net asset values of the two Portfolios’ shares. Your Variable Contract will be credited with shares of the Acquiring Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Target Portfolio held under your Variable Contract on that date. After such date, the Target Portfolio will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Information Statement for a detailed explanation of the Reorganization and for a more complete description of the Acquiring Portfolio.

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Q.	How do the Portfolios’ investment objectives and strategies compare?

A.	Set forth below is a table detailing the similarities and differences of the Portfolios’ investment objectives and principal investment strategies.

Target Portfolio	Acquiring Portfolio
• The Portfolio’s investment objectives it to seek current income and moderate capital appreciation while managing portfolio volatility.	• The Portfolio’s investment objectives are capital appreciation and current income while managing net equity exposure.
• The Portfolio does not have a comparable strategy.	• The Portfolio is a fund-of-funds.

•  The Portfolio invests primarily in equity and fixed income securities, derivatives and other instruments that have economic characteristics similar to such securities that it believes will decrease the volatility level of the Portfolio’s annual returns.

• Invests approximately 70% to 90% of its assets in the Fund-of-Funds Component and 10% to 30% of its assets in the Overlay Component.

•  The Portfolio invests at least 65% of its net assets in income-producing equity investments, such as dividend paying common or preferred stocks.

•  Although the Portfolio invests in the securities of issuers of all capitalization sizes, a substantial number of the issuers in which the Portfolio invests are expected to be large-cap companies.

•  In selecting securities for the Portfolio, the subadviser emphasizes a value style of investing; seeking well established, undervalued companies that the subadviser believes offer the potential for income with safety of principal and long-term growth of capital.

•  The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities.

•  The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies.

•  The Fund-of-Funds Component is expected to have a greater allocation to value equity Underlying Portfolios than to growth equity Underlying Portfolios.

Target Portfolio	Acquiring Portfolio
• The Portfolio does not have a comparable strategy.

•  The Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets.

• The Portfolio does not have a comparable strategy.

•  The Fund-of-Funds Component will allocate approximately 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities, including both U.S. and foreign investment grade securities, but the Portfolio normally does not expect to have more than 5% of total assets allocated to Underlying Portfolios investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative.

•  The Portfolio incorporates a volatility control process that seeks to target a maximum annual volatility level for the Portfolio’s returns of approximately 10%.

•  The Portfolio may make significant investments in exchange-traded equity index and exchange-traded interest rate futures or other derivative instruments designed to reduce the Portfolio’s exposure to portfolio volatility. In addition, the subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.

•  The Overlay Component comprises the remaining 10% - 30% of the Portfolio’s total assets. Through its use of derivative instruments, the Subadviser may adjust the Portfolio’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Portfolio’s average net equity exposure over long-term periods is expected to be approximately 60%-65%.

•  The Portfolio’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options; however, it may be adjusted through the use of options on stock index futures and stock index swaps, as the allocation among Underlying

Target Portfolio	Acquiring Portfolio
Portfolios in the Fund-of-Funds Component is expected to remain fairly stable.
• The Portfolio does not have a comparable strategy.

•  The Subadviser will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. The Subadviser will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Portfolio or to serve as collateral. The Subadviser may also invest the Overlay Component in derivative instruments to generate income and manage Portfolio cash flows and liquidity needs.

• The Portfolio is diversified.	• The Portfolio is diversified.

Q:	Do I need to vote for the Reorganization?

A:

No. No vote of shareholders will be taken with respect to the Reorganization. THE TARGET PORTFOLIO IS NOT ASKING FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY TO THE TARGET PORTFOLIO WITH RESPECT TO THE REORGANIZATION.

Q:	How will the Reorganization affect me?

A:

Pursuant to the Reorganization Agreement, all of the assets and liabilities of the Target Portfolio will be combined with those of the Acquiring Portfolio. Shares of the Target Portfolio will be exchanged for shares of the Acquiring Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolios’ shares. Your Variable Contract value immediately before the Reorganization will be the same as your Variable Contract value immediately following completion of the Reorganization; however, you will no longer own shares of the Target Portfolio but will own shares of the Acquiring Portfolio. After the completion of the Reorganization, you will own a smaller percentage of the Acquiring Portfolio than you did of the Target Portfolio because the Acquiring Portfolio is significantly larger than the Target Portfolio.

Q:	In the Reorganization, will I receive the same class of shares of the Acquiring Portfolio as the shares of the Target Portfolio that I now hold?

A:	Yes. You will receive the same class of shares of the Acquiring Portfolio as the shares you own of the Target Portfolio.

Q:	Will I own the same number of shares of the Acquiring Portfolio as I currently own of the Target Portfolio?

A:

No. However, you will receive shares of the Acquiring Portfolio with the same aggregate net asset value as the shares of the Target Portfolio you own prior to the Reorganization. The number of shares you receive will depend on the relative net asset value of the shares of the Target Portfolio and the Acquiring Portfolio on the closing date. Thus, on the closing date, if the net asset value of a share of the Acquiring Portfolio is lower than the net asset value of the corresponding share class of the Target Portfolio, you will receive a greater number of shares of the Acquiring Portfolio in the Reorganization than you held in the Target Portfolio before the Reorganization. On the other hand, if the net asset value of a share of the Acquiring Portfolio is higher than the net asset value of the corresponding share class of the Target Portfolio, you will receive fewer shares of the Acquiring Portfolio in the Reorganization than you held in the Target Portfolio before the Reorganization. The aggregate net asset value of your Acquiring Portfolio shares immediately after the Reorganization will be the same as the aggregate net asset value of the Target Portfolio shares immediately prior to the Reorganization.

Q:	Will my privileges as a shareholder change after the Reorganization?

A:

Your rights as a shareholder will not change in any way as a result of the Reorganization, but you will be a shareholder of the Acquiring Portfolio, which is a separate series of the Trust. The shareholder services available to you after the Reorganization will be identical.

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Q:	Who will advise the Acquiring Portfolio once the Reorganization is completed?

A:

As you know, the Target Portfolio is advised by SunAmerica Asset Management, LLC (“SunAmerica”). The Acquiring Portfolio is also advised by SunAmerica and will continue to be advised by SunAmerica once the Reorganization is completed. The subadviser for the Target Fund is Invesco Advisers, Inc. and the subadviser for the Acquiring Portfolio is AllianceBernstein L.P. (the “Subadviser”). It is anticipated that the Subadviser will continue to serve as subadviser to the Acquiring Portfolio following the completion of the Reorganization.

Q:	How will the Reorganization affect Portfolio expenses?

A:	Following the Reorganization, the Acquiring Portfolio’s projected total annual operating expenses are expected to be below those of the Target Portfolio with respect to each class of shares.

Q:	What will I have to do to open an account in the Acquiring Portfolio?

A:

Your shares automatically will be converted into shares of the Acquiring Portfolio on the date of the completion of the Reorganization. You will receive written confirmation that this change has taken place. You will receive the same class of shares of the Acquiring Portfolio as you currently hold of the Target Portfolio. The aggregate net asset value of the shares you receive in the Reorganization relating to the Target Portfolio will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	Will the Reorganization create a taxable event for me?

A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

While the portfolio managers of the Acquiring Portfolio do not anticipate disposing of a material portion of the Target Portfolio’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of all of the holdings of the Target Portfolio in preparation for the Reorganization. The extent of these sales is primarily due to the fact that almost all of the current holdings of the Target Portfolio do not overlap with the Acquiring Portfolio’s current holdings. SunAmerica anticipates that the proceeds from such sales will be reinvested in assets that are consistent with the Acquiring Portfolio’s investment process after the closing of the Reorganization. During this period, the Target Fund may deviate from its principal investment strategies. SunAmerica has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Portfolio’s portfolio prior to the Reorganization will be approximately $576,850 or, based on shares outstanding as of July 31, 2020, $0.005 per share.

Whether all of the Target Portfolio’s portfolio holdings are sold will depend upon market conditions and portfolio composition of the Portfolios at the time of the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and the Target Portfolio’s tax basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Target Portfolio as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Combined Portfolio’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is the case with other distributions, Variable Contract owners will not be taxed on such distributions to the separate accounts of the life insurance companies, although they may be subject to tax upon redemption from Variable Contracts.

Q:	Who will pay for the Reorganization?

A:

SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of the Combined Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Portfolio’s portfolio securities prior to or after the closing of the Reorganization. Please refer to “Information About the Reorganization – Expenses of the Reorganization” for additional information about the expenses associated with the Reorganization.

Q:	When will the Reorganization occur?

A:	The Reorganization is expected to occur during the second quarter of 2021.

Q:	Whom do I contact if I have questions?

A:	You may call the Annuity Service Center Monday through Friday from 5:00 a.m. Pacific Standard Time and 5:00 p.m. Pacific Standard Time at 1-800-445-7862.

Important additional information about the Reorganization is set forth in the accompanying Combined Prospectus/Information Statement.

Please read it carefully.

The information in this Combined Prospectus/Information Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Prospectus/Information Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED FEBRUARY 5, 2021

COMBINED PROSPECTUS/INFORMATION STATEMENT

SUNAMERICA SERIES TRUST

SA Invesco VCP Equity-Income Portfolio

SA VCP Dynamic Strategy Portfolio

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

This Combined Prospectus/Information Statement is furnished to you as a shareholder of the SA Invesco VCP Equity-Income Portfolio (the “Target Portfolio”), a series of SunAmerica Series Trust (“SAST” or the “Trust”), a Massachusetts business trust. As provided in an Agreement and Plan of Reorganization (the “Reorganization Agreement”), the Target Portfolio will be reorganized into the SA VCP Dynamic Strategy Portfolio (the “Acquiring Portfolio”), a series of the Trust (the “Reorganization”). The Acquiring Portfolio is advised by SunAmerica Asset Management, LLC (“SunAmerica”), the same investment adviser to the Target Portfolio. Following the completion of the Reorganization, the Acquiring Portfolio may be referred to as the “Combined Portfolio.”

The Target Portfolio and the Acquiring Portfolio are each referred to as a “Portfolio” and collectively referred to as the “Portfolios.”

The Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of each Portfolio, and that the interests of each Portfolio’s shareholders will not be diluted as a result of the Reorganization.

WE ARE NOT ASKING FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

The Board has approved the Reorganization with respect to the Target Portfolio by which the Target Portfolio, a separate series of the Trust, an open-end management investment company, would be acquired by the Acquiring Portfolio. The Acquiring Portfolio’s investment objectives are capital appreciation and current income while managing net equity exposure. The Target Portfolio’s investment objective is to seek current income and moderate capital appreciation while managing portfolio volatility. The Acquiring Portfolio also has certain strategies that are similar and compatible with those of the Target Portfolio. The Target Portfolio and the Acquiring Portfolio,

however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on the Target Portfolio’s and the Acquiring Portfolio’s investment strategies, see “Summary – Investment Objectives and Principal Investment Strategies” below.

In the Reorganization, the Target Portfolio will transfer its assets to the Acquiring Portfolio. The Acquiring Portfolio will assume all of the liabilities of the Target Portfolio and will issue shares to the Target Portfolio in an amount equal to the aggregate net asset value of the outstanding shares of the Target Portfolio. Immediately thereafter, the Target Portfolio will distribute these shares of the Acquiring Portfolio to its shareholders. After distributing these shares, the Target Portfolio will be terminated as a series of the Trust. When the Reorganization is complete, the Target Portfolio’s shareholders will hold the same class of shares of the Acquiring Portfolio as they currently hold of the Target Portfolio. The aggregate net asset value of the Acquiring Portfolio shares received in the Reorganization will equal the aggregate net asset value of the Target Portfolio shares held by Target Portfolio shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Portfolio will represent a smaller percentage of ownership in the Combined Portfolio than the shares held by those in the Target Portfolio prior to the Reorganization.

This Combined Prospectus/Information Statement sets forth concisely the information shareholders of the Target Portfolio should know before the Reorganization and constitutes an offering of shares of the Acquiring Portfolio being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Portfolios, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement:

•	the Statement of Additional Information dated [●], 2021 (Securities Act File No. 333-251638) (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement; and

•

the SAST Prospectus and Statement of Additional Information, each dated May 1, 2020 (the “SAST Prospectus” and the “SAST SAI,” respectively), (Securities Act File No. 033-52742), solely as they relate to the Target Portfolio and the Acquiring Portfolio, containing additional information about the Target Portfolio and the Acquiring Portfolio.

In addition, the following document has been filed with the SEC and is incorporated by reference into (legally considered to be a part of) and also accompanies this Combined Prospectus/Information Statement:

•	the Summary Prospectus of the Acquiring Portfolio dated May 1, 2020 (the “Acquiring Portfolio Summary Prospectus”).

Except as otherwise described herein, the policies and procedures set forth herein relating to the shares of the Acquiring Portfolio will apply to the Class 1 and Class 3 shares to be issued by the Acquiring Portfolio in connection with the Reorganization.

Each of the Portfolios is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

SA Invesco VCP Equity-Income Portfolio or SA VCP Dynamic Strategy Portfolio

c/o SunAmerica Series Trust

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(800-445-7862)

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.” This Combined Prospectus/Information Statement and the Reorganization SAI can also be obtained at https://www.aig.com/individual/investments/annuities/productdocument.

You also may view or obtain these documents from the SEC:

By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Information Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Information Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Information Statement is [●], 2021.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

SAST is an open-end management investment company registered with the SEC. Each of the Portfolios is a separate series of the Trust. The Acquiring Portfolio’s investment goals are capital appreciation and current income while managing net equity exposure. The Target Portfolio’s investment goal is to seek current income and moderate capital appreciation while managing portfolio volatility and is similar to that of the Acquiring Portfolio.

SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) serves as investment adviser for each Portfolio. The subadviser for the Target Fund is Invesco Advisers, Inc. (“Invesco”) and the subadviser for the Acquiring Portfolio is AllianceBernstein L.P. (“AllianceBernstein” or the “Subadviser”).

Target Portfolio and Acquiring Portfolio. Both of the Portfolios provide exposure to equity securities and fixed income securities. The Target Portfolio invests primarily in equity and fixed income securities, derivatives and other instruments that have economic characteristics similar to such securities that it believes will decrease the volatility level of the Portfolio’s annual returns. Under normal circumstances, the Target Portfolio invests at least 65% of its net assets in income-producing equity investments, such as dividend paying common or preferred stocks. In selecting securities for the Target Portfolio, the subadviser emphasizes a value style of investing; seeking well-established, undervalued companies that the subadviser believes offer the potential for income with safety of principal and long-term growth of capital. The Acquiring Portfolio invests under normal conditions approximately 70% to 90% of its assets in Class 1 shares of investment companies (the “Underlying Portfolios”) that invest primarily in equity securities or fixed income securities and which are portfolios of the Trust, Anchor Series Trust, and Seasons Series Trust (collectively, the “Underlying Trusts”) (the “Fund-of-Funds Component”). The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income. The Fund-of-Funds Component is expected to have a greater allocation to value equity Underlying Portfolios than to growth equity Underlying Portfolios. The Acquiring Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets.

The Target Portfolio incorporates a VCP (“Volatility Control Portfolio”) process that seeks to target a maximum annual volatility level for the Target Portfolio’s returns of approximately 10%. The Target Portfolio may make significant investments in exchange-traded equity index and exchange-traded interest rate futures or other derivative instruments designed to reduce the Target Portfolio’s exposure to portfolio volatility. The Acquiring Portfolio invests 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”). The Subadviser may invest the Overlay Component in derivative instruments to increase or decrease the Acquiring Portfolio’s overall net equity exposure and, therefore, its volatility and return potential. The Acquiring Portfolio’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options; however, it may be adjusted through the use of options on stock index futures and stock index swaps, as the allocation among Underlying Portfolios in the Fund-of-Funds Component is expected to remain fairly stable. In addition to managing the Acquiring Portfolio’s overall net equity exposure as described above, the Subadviser will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Acquiring Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. The Subadviser will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. Both Portfolios are diversified.

The Board, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), has unanimously approved the Reorganization, on behalf of the Target Portfolio. The Reorganization provides for:

•

the transfer of all the assets of the Target Portfolio to the Acquiring Portfolio in exchange for the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio and Class 1 and Class 3 shares of the Acquiring Portfolio having an aggregate net asset value equal to the value of the assets of the Target Portfolio acquired by the Acquiring Portfolio reduced by the amount of such assumed liabilities;

•	the distribution of such Class 1 and/or Class 3 shares of the Acquiring Portfolio to the Target Portfolio’s shareholders; and

•	the termination of the Target Portfolio as a series of the Trust.

Following the completion of the Reorganization, the Target Portfolio’s shareholders will hold shares of the same class of the Acquiring Portfolio as they currently hold of the Target Portfolio with an aggregate net asset value equal to the aggregate net asset value of Target Portfolio shares owned immediately prior to the Reorganization.

Background and Reasons for the Reorganization

SunAmerica believes that, with respect to the Reorganization, the shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the Reorganization, than by continuing to operate the Portfolios separately. SunAmerica further believes that it is in the best interests of the Target Portfolio to combine its assets with a Portfolio with a larger asset base, a lower expense structure and generally better historical performance.

The Acquiring Portfolio, following completion of the Reorganization, may be referred to as the “Combined Portfolio” in this Combined Prospectus/Information Statement. It is anticipated that the total annual operating expense ratio for the Combined Portfolio will be lower than the current total annual operating expense ratio for the Target Portfolio. SunAmerica believes that continuing to operate the Target Portfolio as currently constituted is not in the best interests of the Target Portfolio.

In approving the Reorganization, the Board, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the Target Portfolio and that the interests of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization. The Board considered the Reorganization proposal at a meeting held on December 3, 2020, and the entire Board, including the Independent Trustees, unanimously approved the Reorganization. The approval determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•

The fact that the investment objective of the Target Portfolio is similar to the investment objective of the Acquiring Portfolio. The fact that certain strategies of the Target Portfolio and the Acquiring Portfolio are compatible, while others are different. The Board considered the principal differences in investment objective and investment strategy between the Acquiring Portfolio and the Target Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Portfolio is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to the Target Portfolio.

•	The expectation that the Combined Portfolio will have total annual operating expenses below those of the Target Portfolio.

•

Many of the portfolio holdings of the Target Portfolio would be sold before the Reorganization would be completed or would not continue to be held by the Acquiring Portfolio after completion of the Reorganization.

•	The personnel of SunAmerica and the Subadviser who will manage the Combined Portfolio. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Portfolio after the Reorganization, and the Subadviser of the Acquiring Portfolio will continue to serve as subadviser of the Combined Portfolio after the Reorganization. See “Comparison of the Portfolios—Management of the Portfolios.”

•

The relative performance histories of each Portfolio over different time periods compared with each other and the fact that the Acquiring Portfolio has had generally better historical performance compared with the Target Portfolio. While not predictive of future results, the Board also considered certain data with respect to the performance of each Portfolio as compared to the performance of its relevant peer group.

•	The relative size of the Target Portfolio and the Acquiring Portfolio, and the prospects for further growth and long-term viability of the Target Portfolio.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the Target Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the Target Portfolio own immediately prior to the Reorganization, and that shareholders of the Target Portfolio will not be diluted as a result of the Reorganization.

•

The fact that SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Portfolio’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement. No shareholder or Contract Owner would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

Investment Objectives and Principal Investment Strategies

Comparison of the Target Portfolio and the Acquiring Portfolio

Investment Objectives. The investment objectives of the Target Portfolio and the Acquiring Portfolio are similar. The Target Portfolio’s investment objective is to seek current income and moderate capital appreciation while managing portfolio volatility. The Acquiring Portfolio’s investment objectives are capital appreciation and current income while managing net equity exposure. Each of the Target Portfolio’s and the Acquiring Portfolio’s investment objective may be changed without shareholder approval. The Combined Portfolio will pursue the Acquiring Portfolio’s investment objective.

Principal Investment Strategies. The Acquiring Portfolio seeks to achieve its goals by investing under normal conditions approximately 70% to 90% of its assets in Class 1 shares of Underlying Portfolios that invest primarily in equity securities or fixed income securities and which are portfolios of the Underlying Trusts (previously defined as the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (previously defined as the “Overlay Component”). The Target Portfolio invests primarily in equity and fixed income securities, derivatives and other instruments that have economic characteristics similar to such securities that it believes will decrease the volatility level of the Portfolio’s annual returns. Under normal circumstances, the Target Portfolio invests at least 65% of its net assets in income-producing equity investments, such as dividend paying common or preferred stocks. The subadviser also employs a VCP risk management process intended to manage the volatility level of the Target Portfolio’s annual returns.

SunAmerica is the adviser to the Acquiring Portfolio and will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SunAmerica is also responsible for managing the Fund-of-Funds Component’s investment in Underlying Portfolios, so it will determine the target allocation between Underlying Portfolios that invest primarily in equity securities and Underlying Portfolios that invest primarily in fixed income securities. SunAmerica performs an investment analysis of possible investments for the Acquiring Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Acquiring Portfolio’s asset allocation between the Fund-of-Funds Component and the Overlay Component and the Fund-of-Funds Component’s allocation among the Underlying Portfolios, and to invest in other funds not currently among the Underlying Portfolios, from time to time without notice to investors.

The Fund-of-Funds Component of the Acquiring Portfolio will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities and 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income. The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies. The Target Portfolio considers income-producing equity securities to include securities such as dividend paying common stocks and preferred stocks, interest paying convertible securities and zero coupon convertible securities (on which the Target Portfolio accrues income for tax and accounting purposes but receives no cash). Although the Target Portfolio invests in the securities of issuers of all capitalization sizes, a substantial number of the issuers in which the Target Portfolio invests are expected to be large-cap companies.

The Fund-of-Funds Component of the Acquiring Portfolio is expected to have a greater allocation to value equity Underlying Portfolios than to growth equity Underlying Portfolios. In selecting securities for the Target Portfolio, the subadviser emphasizes a value style of investing; seeking well-established, undervalued companies that the subadviser believes offer the potential for income with safety of principal and long-term growth of capital. The subadviser focuses on undervalued companies with catalysts for improved valuation. Internal and external factors considered by the subadviser as catalysts for improved valuation include new management, operational enhancements, restructurings or reorganizations, improvements in industry conditions or favorable regulatory developments. The subadviser believes a company’s relative attractiveness is a function of its upside potential relative to downside risk. The subadviser may dispose of a security when it has reached the subadviser’s estimate of fair value or when the subadviser identifies a more attractive investment opportunity.

The Acquiring Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets. The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Portfolios that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Acquiring Portfolio normally does not expect to have more than 5% of total assets allocated to Underlying Portfolios investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative. Acquiring Portfolio cash flows are expected to be the primary tool used to maintain or move Underlying Portfolio exposures close to target allocations, but sales and purchases of Underlying Portfolios may also be used to change or remain near target allocations.

The Overlay Component comprises the remaining 10% - 30% of the Acquiring Portfolio’s total assets. AllianceBernstein is responsible for managing the Overlay Component, which includes management of the derivative instruments, fixed income securities and short-term investments. AllianceBernstein may invest the Overlay Component in derivative instruments to increase or decrease the Acquiring Portfolio’s overall net equity exposure and, therefore, its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, the Subadviser may adjust the Acquiring Portfolio’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Acquiring Portfolio’s average net equity exposure over long-term periods is expected to be approximately 60%-65%. The Acquiring Portfolio’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options; however, it may be adjusted through the use of options on stock index futures and stock index swaps, as the allocation among Underlying Portfolios in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, the Subadviser may decrease the Acquiring Portfolio’s net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Acquiring Portfolio of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Acquiring Portfolio to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.

The Target Portfolio incorporates a volatility control process that seeks to target a maximum annual volatility level for the Target Portfolio’s returns of approximately 10%. To implement this volatility management strategy, the subadviser will monitor the forecasted annualized volatility of the Target Portfolio’s returns, placing a greater weight on recent historical data. The Target Portfolio may make significant investments in exchange-traded equity index and exchange-traded interest rate futures or other derivative instruments designed to reduce the Target Portfolio’s exposure to portfolio volatility. In addition, the subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Target Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns. There can be no assurance that investment decisions made in seeking to manage the Target Portfolio’s volatility will achieve the desired results.

The Target Portfolio could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Target Portfolio for any particular period of time may be materially higher or lower than the target maximum annual level.

The Target Portfolio’s target maximum annual volatility level of 10% is not a total return performance target. The Target Portfolio does not expect its total return performance to be within any specified targeted range. It is possible for the Target Portfolio to maintain its volatility at or under its target maximum annual volatility level while having negative performance returns. Efforts to manage the Target Portfolio’s volatility could limit the Target Portfolio’s gains in rising markets, may expose the Target Portfolio to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

In addition to managing the Acquiring Portfolio’s overall net equity exposure as described above, the Subadviser will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Acquiring Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. The Subadviser will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Acquiring Portfolio or to serve as collateral. The Subadviser may also invest the Overlay Component in derivative instruments to generate income and manage Acquiring Portfolio cash flows and liquidity needs. Efforts to manage the Acquiring Portfolio’s volatility may also expose the Acquiring Portfolio to additional costs. In addition, the Subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Acquiring Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.

The following chart sets forth the target allocations of the Acquiring Portfolio set by SunAmerica on January 31, 2020, to equity and fixed income Underlying Portfolios and securities. These target allocations represent SunAmerica’s current goal for the allocation of the Acquiring Portfolio’s assets and do not take into account any change in net equity exposure from use of derivatives in the Overlay Component. The Acquiring Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes, changes in the target allocations and the Subadviser’s management of the Overlay Component in response to volatility changes.

Asset Class	% of Total Portfolio
Equity	64.0%

U.S. Large Cap	46.39%
U.S. Small and Mid Cap	8.52%
Foreign Equity	9.09%
Fixed Income	36.0%

U.S. Investment Grade	34.92%
U.S. High Yield	0.60%
Foreign Fixed Income	0.48%

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the Acquiring Portfolio.

Comparison. One principal difference between the Portfolios is that the Acquiring Portfolio is a fund-of-funds, while the Target Portfolio is not. Another principal difference is that while both Portfolios seek to control their volatility levels, they accomplish this in different ways. The Target Portfolio incorporates a volatility control process that seeks to target a maximum annual volatility level for the Portfolio’s returns of approximately 10% through the use of derivatives, such as exchange-traded equity index and exchange-traded interest rate futures and equity index put options. With respect to the Acquiring Portfolio, AllianceBernstein may invest the Overlay Component in derivative instruments, such as stock index futures, stock index options, options on stock index futures and stock index swaps, to increase or decrease the Portfolio’s overall net equity exposure and, therefore, its volatility and return potential. Through its use of derivative instruments, the Subadviser may adjust the Acquiring

Portfolio’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Portfolio’s average net equity exposure over long-term periods is expected to be approximately 60%-65%.

The Acquiring Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets; the Target Portfolio does not have a comparable strategy.

While the Acquiring Portfolio and the Target Portfolio have certain differences in strategies, the Portfolios utilize certain compatible investment strategies to achieve their respective investment objectives. Both Portfolios invest primarily in equity securities or fixed income securities. While the Target Portfolio directly invests in these securities, the Acquiring Portfolio indirectly invests in these securities through the Underlying Portfolios.

For a discussion of the principal and other investment risks associated with an investment in the Acquiring Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

While the portfolio managers of the Acquiring Portfolio do not anticipate disposing of a material portion of the Target Portfolio’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of all of the holdings of the Target Portfolio in preparation for the Reorganization. The extent of these sales is primarily due to the fact that almost all of the current holdings of the Target Portfolio do not overlap with the Acquiring Portfolio’s current holdings. SunAmerica anticipates that the proceeds from such sales will be reinvested in assets that are consistent with the Acquiring Portfolio’s investment process after the closing of the Reorganization. During this period, the Target Fund may deviate from its principal investment strategies. SunAmerica has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Portfolio’s portfolio prior to the Reorganization will be approximately $576,850 or, based on shares outstanding as of July 31, 2020, $0.005 per share.

Some of the similarities and differences of the principal and other significant investment strategies of the Portfolios are described in the chart below.

Target Portfolio	Acquiring Portfolio
• The Portfolio does not have a comparable strategy.	• The Portfolio is a fund-of-funds.
• The Portfolio invests primarily in equity and fixed income securities, derivatives and other instruments that have economic characteristics similar	• Invests approximately 70% to 90% of its assets in the Fund-of-Funds Component and 10% to 30% of its assets in the Overlay Component.

Target Portfolio	Acquiring Portfolio
to such securities that it believes will decrease the volatility level of the Portfolio’s annual returns.

•  The Portfolio invests at least 65% of its net assets in income-producing equity investments, such as dividend paying common or preferred stocks.

•  Although the Portfolio invests in the securities of issuers of all capitalization sizes, a substantial number of the issuers in which the Portfolio invests are expected to be large-cap companies.

•  In selecting securities for the Portfolio, the subadviser emphasizes a value style of investing; seeking well established, undervalued companies that the subadviser believes offer the potential for income with safety of principal and long-term growth of capital.

•  The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Portfolios investing primarily in equity securities.

•  The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Portfolios that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Portfolios that invest primarily in small- and mid-cap U.S. companies and foreign companies.

•  The Fund-of-Funds Component is expected to have a greater allocation to value equity Underlying Portfolios than to growth equity Underlying Portfolios.

• The Portfolio does not have a comparable strategy.

•  The Portfolio normally does not expect to have more than 25% of its total assets allocated to Underlying Portfolios investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Portfolios investing primarily in emerging markets.

• The Portfolio does not have a comparable strategy.

•  The Fund-of-Funds Component will allocate approximately 20% to 50% of its assets to Underlying Portfolios investing primarily in fixed income securities, including both U.S. and foreign investment grade securities, but the Portfolio normally does not expect to have more than 5% of total assets allocated to Underlying

Target Portfolio	Acquiring Portfolio
Portfolios investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative.

•  The Portfolio incorporates a volatility control process that seeks to target a maximum annual volatility level for the Portfolio’s returns of approximately 10%.

•  The Portfolio may make significant investments in exchange-traded equity index and exchange-traded interest rate futures or other derivative instruments designed to reduce the Portfolio’s exposure to portfolio volatility. In addition, the subadviser will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Portfolio’s exposure to certain severe and unanticipated market events that could significantly detract from returns.

•  The Overlay Component comprises the remaining 10% - 30% of the Portfolio’s total assets. Through its use of derivative instruments, the Subadviser may adjust the Portfolio’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Portfolio’s average net equity exposure over long-term periods is expected to be approximately 60%-65%.

•  The Portfolio’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options; however, it may be adjusted through the use of options on stock index futures and stock index swaps, as the allocation among Underlying Portfolios in the Fund-of-Funds Component is expected to remain fairly stable.

• The Portfolio does not have a comparable strategy.

•  The Subadviser will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Portfolio cash flows and liquidity needs, and manage collateral for the derivative instruments. The Subadviser will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be

Target Portfolio	Acquiring Portfolio

of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Portfolio or to serve as collateral. The Subadviser may also invest the Overlay Component in derivative instruments to generate income and manage Portfolio cash flows and liquidity needs.

• The Portfolio is diversified.	• The Portfolio is diversified.

Additional Information About the Acquiring Portfolio’s Investment Strategies. In addition to the Acquiring Portfolio’s principal investments, the Acquiring Portfolio may from time-to-time purchase Underlying Portfolios that invest in additional securities and utilize various investment techniques. In addition to the securities and techniques described herein, there are other securities and investment techniques in which the Acquiring Portfolio may invest in limited instances, which are not described in this Combined Prospectus/Information Statement. These securities and investment practices are listed in the Trust’s SAI, which you may obtain free of charge.

From time to time, the Acquiring Portfolio may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on the Acquiring Portfolio’s investments in money market securities for temporary defensive purposes. If the Acquiring Portfolio takes such a temporary defensive position, it may not achieve its investment goals.

The principal investment goals and strategies for the Acquiring Portfolio are non-fundamental and may be changed by the Board without shareholder approval. Shareholders will be given at least 60 days’ written notice in advance of any change to the Acquiring Portfolio’s investment goal.

Below is additional information about the Acquiring Portfolio’s principal and non-principal investments identified above.

Capital appreciation/growth is an increase in the market value of securities held.

Defensive investments include high-quality, fixed income securities, repurchase agreements and other money market instruments. The Acquiring Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When the Acquiring Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Acquiring Portfolio may not achieve its investment goal.

A derivative is a financial instrument, such as a forward, futures contract or swap, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified security or an index.

An “emerging market” country is any country that is included in the MSCI Emerging Markets Index. See definition of “Foreign securities” for additional information.

Equity securities. Equity securities such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company
•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.
•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•

Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•

Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

•	Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.
•

An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by SunAmerica or the subadviser). The two best-known debt rating agencies are S&P and Moody’s. Investment grade refers to any security rated “BBB-” or above by S&P or Fitch, or “Baa3” or above by Moody’s, or if unrated, determined to be of comparable quality by SunAmerica or the subadviser.

•	A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.
•

Mortgage-backed securities directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. They include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property

•

Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.
•

U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are generally considered to be of high credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they are expected to be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

•

Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. PIK bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

Foreign securities are issued by (i) foreign governments or their agencies and instrumentalities, and (ii) companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue or profits from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country. Foreign securities include, but are not limited to, foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies, American Depositary Receipts or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts and Global Depositary Receipts. The Acquiring Portfolio’s investments in foreign securities may also include securities from emerging market issuers. An emerging market country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by SunAmerica or subadviser.

Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

A “Growth” philosophy is a strategy of investing in securities believed to offer the potential for capital appreciation. It focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

Income is interest payments from bonds or dividends from stocks.

Interest rate swaps, caps, floors and collars. Interest rate swaps involve the exchange by the Acquiring Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Acquiring Portfolio and Underlying Portfolios and the indices described below change over time. The Acquiring Portfolio or underlying portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to the Acquiring Portfolio and Underlying Portfolios, except as noted in the Acquiring Portfolio’s or Underlying Portfolio’s Summary:

•

Large-Cap companies will include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on May 8, 2020, the market capitalization range of the companies in the Russell 1000® Index was approximately $1.8 billion to $1.4 trillion.

•

Mid-Cap companies will include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on May 8, 2020, the market capitalization range of the companies in the Russell Midcap® Index was $1.8 billion to $31.6 billion.

•

Small-Cap companies will include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on May 8, 2020, the market capitalization range of the companies in the Russell 2000® Index was $94.8 million to $4.4 billion.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. The Acquiring Portfolio may purchase listed options on various indices in which the Acquiring Portfolio may invest. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. The Acquiring Portfolio may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. When the Acquiring Portfolio purchases an over-the-counter swaption, it increases its credit risk exposure to the counterparty.

Registered investment companies are investments by the Acquiring Portfolio in other investment companies, which are registered in accordance with the federal securities laws.

Short sales involve the selling of a security which the Acquiring Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Acquiring Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Acquiring Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. When the Acquiring Portfolio sells futures contracts, it is exposed to the risks associated with short sales, including sudden and unlimited losses. The Acquiring Portfolio is not required to make short sales “against the box.” A short sale is “against the box” to the extent that the Acquiring Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

Short-term investments. Short-term investments include money market securities, such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide the Acquiring Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A “Value” philosophy is a strategy of investing in securities that are believed to be undervalued in the market. It often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

Fees and Expenses

Following the completion of the Reorganization, holders of Target Portfolio Class 1 shares will receive Acquiring Portfolio Class 1 shares and holders of Target Portfolio Class 3 shares will receive Acquiring Portfolio Class 3 shares.

Fee Table

Fee Table of the Target Portfolio, the Acquiring Portfolio and the Pro Forma Combined Portfolio

(as of July 31, 2020 (unaudited))

The fee table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolios. The Portfolios’ annual operating expenses do not reflect the separate account fees charged in the Variable Contracts in which the Portfolios are offered. Investors in the Acquiring Portfolio pay the expenses of the

Acquiring Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios. The percentages presented in the fee table are based on fees and expenses incurred during the 12-month period ended July 31, 2020, for each class of shares of the Portfolios and estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Portfolio for the 12-month period ended July 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Target Portfolio	Acquiring Portfolio	Pro Forma Combined Portfolio	Target Portfolio	Acquiring Portfolio	Pro Forma Combined Portfolio
	Class 1	Class 1	Class 1	Class 3	Class 3	Class 3
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.22%	0.21%	0.85%	0.22%	0.21%
Service (12b-1) Fees	None	None	None	0.25%	0.25%	0.25%
Other Expenses	0.03%	0.02%	0.02%	0.03%	0.02%	0.02%
Acquired Fund Fees and Expenses	None	0.55%[1]	0.55%[1]	None	0.55%[1]	0.55%[1]
Total Annual Portfolio Operating Expenses	0.88%	0.79%[1]	0.78%[1]	1.13%	1.04%[1]	1.03%[1]

[1]

The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Acquiring Portfolio and do not include Acquired Fund Fees and Expenses.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the relevant Portfolio with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the relevant Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Target Portfolio into Acquiring Portfolio

	1 Year	3 Years	5 Years	10 Years
Class 1
Target Portfolio	$90	$281	$488	$1,084
Acquiring Portfolio	$81	$252	$439	$978
Pro Forma Combined Portfolio	$80	$249	$433	$966
Class 3
Target Portfolio	$115	$359	$622	$1,375
Acquiring Portfolio	$106	$331	$574	$1,271
Pro Forma Combined Portfolio	$105	$328	$569	$1,259

Principal Investment Risks

Because of the similar investment objectives of the Target Portfolio and the Acquiring Portfolio, the Portfolios are subject to similar principal investment risks associated with an investment in the relevant Portfolio. The principal risks of each Portfolio (including certain corresponding non-principal risks in the other Portfolio) are set out in the table below. For more information on these risks, see “Comparison of the Portfolios—Risks of the Portfolios.”

	Target Portfolio	Acquiring Portfolio
Principal Risks	• Active Trading Risk	—
	—	• Affiliated Portfolio Risk
	• Call Risk	—
	• Convertible Securities Risk	—
	• Counterparty Risk (non-principal)	• Counterparty Risk
	—	• Credit Quality Risk
	• Credit Risk	• Credit Risk
	• Derivatives Risk	• Derivatives Risk
	—	• Dynamic Allocation Risk
	• Equity Securities Risk	—
	• Foreign Investment Risk (non-principal)	• Foreign Investment Risk
	• Futures Risk	—

Target Portfolio	Acquiring Portfolio
—	• Growth Stock Risk
• Hedging Risk	• Hedging Risk
• Illiquidity Risk	—
• Income Risk	—
• Interest Rate Fluctuations Risk	• Interest Rate Fluctuations Risk
—	• Investment Company Risk
• Issuer Risk	• Issuer Risk
• Large-Cap Companies Risk	• Large-Cap Companies Risk
• Leverage Risk	• Leverage Risk
• Market Risk	• Market Risk
—	• Mortgage- and Asset-Backed Securities Risk
—	• “Passively Managed” Strategy Risk
• Preferred Stock Risk	—
• Risk of Conflict with Insurance Company Interests	• Risk of Conflict with Insurance Company Interests
• Risk of Investing in Bonds	• Risk of Investing in Bonds
—	• Risk of Investing in Money Market Securities
• Securities Selection Risk	—
• Short Sales Risk	• Short Sales Risk
• Small- and Mid-Cap Companies Risk	• Small- and Mid-Cap Companies Risk
—	• U.S. Government Obligations Risk
• Value Investing Risk	• Value Investing Risk
• Volatility Control Risk	—
—	• Volatility Management Risk
• Zero Coupon Bond Risk	—

You will find additional descriptions of specific risks in the prospectuses and statements of additional information for the Portfolios.

As with any mutual fund, there can be no assurance that each Portfolio’s investment objective will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of your Portfolio goes down, you could lose money.

Federal Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, none of the Target Portfolio, the Acquiring Portfolio, nor their respective Life Company Holders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization except for any gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Portfolio or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the closing of the Reorganization, SAST, on behalf of the Acquiring Portfolio and the Target Portfolio, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Redemption and Valuation of Shares

Procedures for the purchase, redemption and valuation of shares of the Target Portfolio and the Acquiring Portfolio are identical.

COMPARISON OF THE PORTFOLIOS

Principal and Non-Principal Investment Risks

The Portfolios are subject to certain similar principal and non-principal risks associated with an investment in the relevant Portfolio. The Target Portfolio is currently subject to certain direct principal risks that the Acquiring Portfolio is not, including Active Trading Risk, Call Risk, Convertible Securities Risk, Equity Securities Risk, Futures Risk, Illiquidity Risk, Income Risk, Large-Cap Companies Risk, Preferred Stock Risk, Securities Selection Risk, Small- and Mid-Cap Companies Risk, Value Investing Risk, Volatility Control Risk and Zero Coupon Bond Risk. The direct principal risks that the Acquiring Portfolio is subject to that the Target Portfolio is not include Affiliated Portfolio Risk, Counterparty Risk, Dynamic Allocation Risk, Investment Company Risk, Risk of Investment in Money Market Securities, U.S. Government Obligations Risk and Volatility Management Risk.

The principal and non-principal investment risks of each Portfolio are set out in the table below.

	Target Portfolio	Acquiring Portfolio
Principal Risks

•  Active Trading Risk

•  Call Risk

•  Convertible Securities Risk

•  Credit Risk

•  Derivatives Risk

•  Equity Securities Risk

•  Futures Risk

•  Hedging Risk

•  Illiquidity Risk

•  Income Risk

•  Interest Rate Fluctuations Risk

•  Issuer Risk

•  Large-Cap Companies Risk

•  Leverage Risk

•  Market Risk

•  Preferred Stock Risk

•  Risk of Conflict with Insurance Company Interests

•  Risk of Investing in Bonds

•  Securities Selection Risk

•  Short Sales Risk

•  Small- and Mid-Cap Companies Risk

Direct principal risks of investing in the Portfolio:

•  Market Risk

•  Derivatives Risk

•  Counterparty Risk

•  Leverage Risk

•  Risk of Investing in Bonds

•  Interest Rate Fluctuations Risk

•  Credit Risk

•  Hedging Risk

•  Short Sales Risk

•  U.S. Government Obligations Risk

•  Risk of Investing in Money Market Securities

•  Issuer Risk

•  Dynamic Allocation Risk

•  Volatility Management Risk

•  Risk of Conflict with Insurance Company Interests

•  Investment Company Risk

•  Affiliated Portfolio Risk

	Target Portfolio	Acquiring Portfolio
• Value Investing Risk • Volatility Control Risk • Zero Coupon Bond Risk

Indirect principal risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios):

•  Large-Cap Companies Risk

•  “Passively Managed” Strategy Risk

•  Small- and Mid-Cap Companies Risk

•  Growth Stock Risk

•  Value Investing Risk

•  Foreign Investment Risk

•  Credit Quality Risk

•  Mortgage- and Asset-Backed Securities Risk

Non-Principal Risks

•  Counterparty Risk

•  Currency Volatility Risk

•  Depositary Receipts Risk

•  Emerging Markets Risk

•  Foreign Investment Risk

•  Forward Currency Contract Risk

•  Option Risk

•  REIT Risk

•  Tax Risk

•  Warrants and Rights Risk

None

The following discussion describes the principal risks that may affect the Acquiring Portfolio and, therefore, the Combined Portfolio. You will find additional descriptions of specific risks in the Acquiring Portfolio Summary Prospectus.

As with any mutual fund, there can be no assurance that the Acquiring Portfolio’s investment objective will be met or that the net return on an investment in the Acquiring Portfolio will exceed what could have been obtained through other investment or savings vehicles.

Shares of the Acquiring Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Acquiring Portfolio goes down, you could lose money.

The following are the principal investment risks associated with the Acquiring Portfolio and, therefore, also with the Combined Portfolio:

Market Risk. Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment adviser’s assessment of companies held in an Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s or an Underlying Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Portfolio. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio or an Underlying Portfolio, the Portfolio or Underlying Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio or Underlying Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Portfolio or Underlying Portfolio is exposed to credit quality risk of the counterparty.

Counterparty Risk. Counterparty risk is both a direct and indirect risk of investing in the Portfolio. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio or an Underlying Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio or an Underlying Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Leverage Risk. Leverage risk is a direct risk of investing in the Portfolio. Certain managed futures instruments, and some other derivatives the Portfolio buys, involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Portfolio’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses futures and other derivatives for leverage, a shareholder’s investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio’s investments.

Risk of Investing in Bonds. This is both a direct and indirect risk of investing in the Portfolio. As with any fund that invests significantly in bonds, the value of an investment in the Portfolio or an Underlying Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Credit Risk. Credit risk is both a direct and indirect risk of investing in the Portfolio. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or an Underlying Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges by Underlying Portfolios, there is an additional risk, to the extent that these transactions create exposure to currencies in which an Underlying Portfolio’s securities are not denominated.

Short Sales Risk. Short sale risk is both a direct and indirect risk of investing in the Portfolio. Short sales by the Portfolio or an Underlying Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.

U.S. Government Obligations Risk. This is both a direct and indirect risk of investing in the Portfolio. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Risk of Investing in Money Market Securities. This is both a direct and indirect risk of investing in the Portfolio. An investment in the Portfolio is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Other principal direct risks of investing in the Portfolio include:

Dynamic Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios and other direct investments in which it invests. The Portfolio is subject to the risk that the investment process that will determine the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes may not produce the desired result. The Portfolio is also subject to the risk that the Subadviser may be prevented from trading certain derivatives effectively or in a timely manner.

Volatility Management Risk. The risk that the subadviser’s strategy for managing portfolio volatility may not produce the desired result or that the subadviser is unable to trade certain derivatives effectively or in a timely manner. There can be no guarantee that the Portfolio’s volatility will be below its target maximum level. Additionally, the volatility control process will not ensure that the Portfolio will deliver competitive returns. The use of derivatives in connection with the Portfolio’s managed volatility strategy may expose the Portfolio to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Portfolio’s volatility could limit the Portfolio’s gains in rising markets and may expose the Portfolio to costs to which it would otherwise not have been exposed. The Portfolio’s managed volatility strategy may result in the Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. The Portfolio’s managed volatility strategy also exposes shareholders to the risks of investing in derivative contracts. The subadviser uses a proprietary system to help it estimate the Portfolio’s expected volatility. The proprietary system used by the subadviser may perform differently than expected and may negatively affect performance and the ability of the Portfolio to maintain its volatility at or below its target volatility level for various reasons, including errors in using or building the system, technical issues implementing the system, data issues and various non-quantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).

Risk of Conflict with Insurance Company Interests. Managing the Portfolio’s net equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Portfolio shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not seek to manage their equity exposure.

Investment Company Risk. The risks of the Portfolio owning other investment companies, including the Underlying Portfolios generally reflect the risks of owning the underlying securities they are designed to track.

Disruptions in the markets for the securities held by the other investment companies, including the Underlying Portfolios purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies, including the Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.

Other indirect principal risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

“Passively Managed” Strategy Risk. An Underlying Portfolio following a passively managed strategy will not deviate from its investment strategy. In most cases, it will involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such an Underlying Portfolio will not sell securities in its portfolio and buy different securities for other reasons, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.

Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Growth Stock Risk. Growth stocks are historically volatile, which will affect certain Underlying Portfolios.

Value Investing Risk. The investment adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, which will affect certain Underlying Portfolios.

Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds, which are considered speculative. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and an Underlying Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Fundamental and Non-Fundamental Investment Restrictions

Each of the Portfolios has identical fundamental and non-fundamental investment restrictions. The complete list of the fundamental and non-fundamental investment restrictions of the Target Portfolio and the Acquiring Portfolio is set out in “Appendix A – Fundamental and Non-Fundamental Investment Restrictions.” Following the completion of the Reorganization, SunAmerica will manage the Combined Portfolio pursuant to the same fundamental and non-fundamental investment restrictions as the Target Portfolio and the Acquiring Portfolio.

Performance Information

The following bar charts and tables illustrate the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of one or more broad-based securities indices. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Calendar Year Total Returns, as of 12/31 each year for

Class 3 Shares of the Target Portfolio

During the 7-year period shown in the bar chart, the highest return for a quarter was 9.57% (quarter ended December 31, 2020) and the lowest return for a quarter was -14.55% (quarter ended March 31, 2020).

Average Annual Total Returns (For the periods ended December 31, 2020)

	1 Year	5 Years	Since Inception (9-26-16)	Since Inception (5-1-13)
Class 1 Shares	-0.81%	N/A	4.99%	N/A
Class 3 Shares	-1.14%	4.64%	N/A	5.21%
Blended Index	14.73%	11.11%	11.37%	9.93%
Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	3.85%	3.33%
S&P 500® Index	18.40%	15.22%	16.05%	14.10%

Calendar Year Total Returns, as of 12/31 each year for

Class 3 Shares of the Acquiring Portfolio

During the 8-year period shown in the bar chart, the highest return for a quarter was 9.08% (quarter ended March 31, 2019) and the lowest return for a quarter was -9.89% (quarter ended December 31, 2018).

Average Annual Total Returns (For the periods ended December 31, 2020)

	1 Year	5 Years	Since Inception (9-26-16)	Since Inception (7-16-12)
Class 1 Shares	10.48%	N/A	9.55%	N/A
Class 3 Shares	10.19%	8.74%	N/A	7.53%
Blended Index	14.73%	11.11%	11.37%	10.47%
Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	3.85%	3.23%
S&P 500® Index	18.40%	15.22%	16.05%	15.12%

Because the Combined Portfolio will most closely resemble the Acquiring Portfolio, the Acquiring Portfolio will be the accounting survivor of the Reorganization. The Combined Portfolio will also maintain the performance history of the Acquiring Portfolio at the closing of the Reorganization.

Management of the Portfolios

SunAmerica, located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311, serves as the investment adviser to each Portfolio. SunAmerica selects the subadvisers for each Portfolio, provides various administrative services and supervises the daily business affairs of the Portfolio. SunAmerica is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $82 billion as of September 30, 2020. SunAmerica is a wholly-owned subsidiary of American General Life Insurance Company.

SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated subadvisers for new or existing portfolios, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. Affiliated subadvisers selected and approved by the Board are subject to shareholder approval.

Shareholders of a Portfolio have the right to terminate an agreement with a subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

Invesco serves as the subadviser to the Target Portfolio. Invesco is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages other investment portfolios that encompass a broad range of investment objectives. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of September 30, 2020, Invesco Ltd. managed approximately $1.2 billion in assets.

The Target Portfolio is managed by Jacob Borbidge, Chuck Burge, Brian Jurkash, Sergio Marcheli and Matthew Titus. Messrs. Jurkash and Titus manage the equity and convertible bond holdings of the Portfolio. Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. Mr. Burge is responsible for the management of the fixed income holdings of the Portfolio. Mr. Borbidge is responsible for implementing the Portfolio’s volatility management strategy with investments in S&P 500® futures and interest rate future.

Jacob Borbidge, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2004. Chuck Burge, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2002. Brian Jurkash, Co-Lead Portfolio Manager, has been associated with Invesco and/or its affiliates since 2000. Sergio Marcheli, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Marcheli was a portfolio manager with Van Kampen Asset Management. Matthew Titus, Co-Lead Portfolio Manager, has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, Mr. Titus was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.

AllianceBernstein serves as the subadviser to the Acquiring Portfolio and is responsible for managing the Overlay Component of the Acquiring Portfolio. AllianceBernstein is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is a leading global investment management firm. AllianceBernstein provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of September 30, 2020, AllianceBernstein had approximately $631 billion in assets under management.

The Acquiring Portfolio is managed by Joshua Lisser and Ben Sklar. Mr. Lisser joined AllianceBernstein in 1992 and is currently Chief Investment Officer of Index Strategies and a member of the Core/Blend Services investment team. Mr. Sklar joined AllianceBernstein in 2006 and is currently a Portfolio Manager of Index Strategies.

SunAmerica is responsible for managing the Fund-of-Funds Component of the Acquiring Portfolio. SunAmerica is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $47.67 billion as of December 31, 2020. SunAmerica is a wholly-owned subsidiary of American General Life Insurance Company, and is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311.

The Acquiring Portfolio is managed by Andrew Sheridan and Manisha Singh, CFA. Mr. Sheridan joined SunAmerica in 2003, and is the Lead Portfolio Manager for the Allocation Portfolios. While at SunAmerica he also served as an equity research analyst. Ms. Singh joined AIG in 2017 as Co-Portfolio Manager for Asset Allocation funds-of-funds. Prior to joining AIG, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of asset allocation portfolios (discretionary wrap accounts), and a senior manager research analyst for unaffiliated mutual funds, exchange traded funds and separately managed accounts.

The SAST SAI provides additional information about the compensation of each Portfolio’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in each Portfolio and other funds managed by SunAmerica.

As discussed below under “Investment Advisory and Management Agreement,” following the Reorganization, SunAmerica will continue to serve as the investment adviser of the Combined Portfolio and AllianceBernstein will continue to serve as Subadviser to the Combined Portfolio. It is anticipated that Messrs. Lisser and Sklar will be the portfolio managers of the Combined Portfolio following the Reorganization.

The exemptive order discussed above will continue to apply to the Combined Portfolio following the completion of the Reorganization. As a result, shareholder approval would not be required to employ an unaffiliated subadviser for the Combined Portfolio, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.

Investment Advisory and Management Agreement

Pursuant to the Trust’s Investment Advisory and Management Agreement with SunAmerica (the “Management Agreement”), each Portfolio pays SunAmerica an advisory fee. As compensation for its services, SunAmerica receives from the Trust a fee, accrued daily and payable monthly, based on the average daily net asset value of each Portfolio at the following annual rates listed below:

Portfolio	Average daily net asset value	Advisory Fee Rate

Target Portfolio*	First $250 million	0.925%
	Next $250 million	0.90%
	Next $250 million	0.875%
	Over $750 million	0.80%

Acquiring Portfolio**	First $1.5 billion	0.25%
	Next $1.5 billion	0.22%
	Over $3 billion	0.20%

*	SunAmerica has voluntarily agreed until further notice to waive 0.05% of its advisory fee with respect to the Target Portfolio.
**	SunAmerica has voluntarily agreed until further notice to waive its advisory fee in an amount equal to a subadvisory fee waiver SunAmerica receives from AllianceBernstein.

For its most recent fiscal year, each Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

Fund	Fee
Target Portfolio*	0.85%
Acquiring Portfolio**	0.22%

*	Effective through April 30, 2021, the Adviser has voluntarily agreed to waive 0.05% of the investment advisory fee of the Target Portfolio.
**	SunAmerica has voluntarily agreed until further notice to waive its advisory fee in an amount equal to a subadvisory fee waiver SunAmerica receives from AllianceBernstein.

The terms of the Management Agreement are identical and the services provided to each Portfolio under its Management Agreement are identical.

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the most recent annual report to shareholders.

Service Providers

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as custodian for each Portfolio. In this capacity, State Street maintains the portfolio securities held by each Portfolio, administers the purchase and sale of portfolio securities and performs certain other duties. VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is each Portfolio’s transfer and dividend disbursing agent. PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston Texas 77002, is each Portfolio’s independent registered public accounting firm. PricewaterhouseCoopers LLP performs an annual audit of each Portfolio’s financial statements and provides tax advisory services and tax return preparation. The firm of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to each Portfolio.

Combined Portfolio. Each Portfolio currently uses the same service providers and it is anticipated that the Combined Portfolio will continue to use such service providers.

Distribution and Service Fees

Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan (the “Plan”) that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Continuance of the Plan is subject to annual approval by vote of the Independent Trustees. The Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to Class 3 shares of a Portfolio, without approval of the shareholders of the Class 3 shares of the Portfolio. In addition, all material amendments to the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Class 3 shares of the Portfolio. So long as the Plan is in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the Plan, they will consider the continued appropriateness of, and the level of, compensation provided in the Plan. In their consideration of the Plan with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the Class 3 shares of the Portfolio.

Following the Reorganization, the Combined Portfolio will continue to be subject to the Plan, as described above, for its Class 3 shares. The Plan is identical for the Class 3 shares of each Portfolio.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net investment income and net realized gains, if any, are paid annually.

Distribution Reinvestments. The dividends and distributions, if any, will be reinvested automatically in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 3 shares are subject to service fees, while Class 1 shares are not.

Taxability of a Portfolio. Each Portfolio intends to qualify as a “regulated investment company” under the Code. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to U.S. federal income tax on the earnings that it distributes to its shareholders.

The Portfolios that receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends-received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the Life Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Companies will not be passed to you or the Portfolios.

Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Variable Contracts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for U.S. federal income tax purposes, and income and gains earned inside the Variable Contracts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified and otherwise compliant in the future.

Purchase, Redemption and Valuation of Shares

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by the Life Companies. All shares of the Trust are owned by Separate Accounts of the Life Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. Certain classes of shares are offered only to existing Contract Owners and are not available to new investors. In addition, not all portfolios of the Trust are available to all Contract Owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Combined Prospectus/Information Statement, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the portfolios of the Trust available to you in the prospectus that offers the Variable Contracts.

The Trust does not foresee a disadvantage to Contract Owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various Life Companies. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.

Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE for the day, unless, in accordance with pricing procedures approved by the Board, the market quotations are determined to be unreliable.

Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and revised by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE.

A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity index futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the NAV of the Class 2 or Class 3 shares will generally be lower than the NAV of the Class 1 shares of each Portfolio.

Certain of the portfolios of the Trust may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these portfolios’ securities may change on days when the Trust is not open for purchases or redemptions.

Buy and sell prices. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the NYSE is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received and is in good order by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

If trading is halted or restricted on the NYSE or under other emergency conditions as determined by the SEC, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.

The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of the Portfolios’ performance or their participants. Market timing can disrupt the ability of SunAmerica or a subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of a Portfolio. In addition, market timing may increase a Portfolio’s expenses through increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain portfolios of the Trust invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing. Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a portfolio’s international portfolio securities trade and the time as of which the portfolio’s NAV is calculated. Market timing in portfolios investing significantly in junk bonds may occur if market prices are not readily available for a portfolio’s junk bond holdings. Market timers may purchase shares of a portfolio based on events occurring after foreign market closing prices are established but before calculation of the portfolio’s NAV, or if they believe market prices for junk bonds are not accurately reflected by a portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Valuation of Shares” above).

Shares of the Portfolios are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures.

The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures.

There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, you may be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company Separate Accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of a Portfolio. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Accounts may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Payments in Connection with Distribution

Certain Life Companies affiliated with SunAmerica receive revenue sharing payments from SunAmerica and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the subadvisers.

FINANCIAL HIGHLIGHTS

The following Financial Highlights table for the Acquiring Portfolio is intended to help you understand the Acquiring Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Acquiring Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Acquiring Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information (except for the period ended July 31, 2020, which is unaudited) has been audited by PricewaterhouseCoopers LLP, whose report, along with the Acquiring Portfolio’s financial statements, is included in SAST’s Annual Report to shareholders, which is available upon request. The Acquiring Portfolio’s unaudited financial statements for the semi-annual period ended July 31, 2020, are included in the SAST’s Semi-Annual Report to shareholders, which is also available upon request.

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments
SA VCP Dynamic Strategy Portfolio—Class 1
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—
01/31/18	12.53	0.28	2.43	2.71	(0.16)	—	(0.28)
01/31/19	14.80	0.27	(1.16)	(0.89)	(0.61)	—	(1.27)
01/31/20	12.03	0.17	1.46	1.63	—	—	(0.43)
07/31/20@	13.23	0.01	0.26	0.27	—	—	—
SA VCP Dynamic Strategy Portfolio—Class 3
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	—	(0.01)
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	—
01/31/18	12.51	0.16	2.52	2.68	(0.15)	—	(0.28)
01/31/19	14.76	0.20	(1.11)	(0.91)	(0.51)	—	(1.27)
01/31/20	12.07	0.12	1.47	1.59	—	—	(0.43)
07/31/20@	13.23	(0.01)	0.27	0.26	—	—	—

Period ended	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA VCP Dynamic Strategy Portfolio—Class 1
09/26/16#- 01/31/17	—	12.53	2.54	103	0.22	†(1)	2.32	†(1)	14
01/31/18	(0.44)	14.80	21.90	160	0.22	(1)	2.04	(1)	20
01/31/19	(1.88)	12.03	(5.98)	196	0.23	(1)	2.00	(1)	18
01/31/20	(0.43)	13.23	13.65	219	0.23	%(1)	1.35	%(1)	13
07/31/20@	—	13.50	2.04	224	0.24	%†(1)	0.09	%†(1)	13
SA VCP Dynamic Strategy Portfolio—Class 3
01/31/16	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12
01/31/17	(0.17)	12.51	10.32	6,148,291	0.47	(1)	0.98	(1)	14
01/31/18	(0.43)	14.76	21.67	6,971,863	0.47	(1)	1.15	(1)	20
01/31/19	(1.78)	12.07	(6.11)	5,999,288	0.48	(1)	1.48	(1)	18
01/31/20	(0.43)	13.23	13.27	6,121,428	0.48	%(1)	0.96	%(1)	13
07/31/20@	—	13.49	1.97	5,933,927	0.49	%†(1)	(0.16	)%†(1)	13

*	Calculated based upon average shares outstanding.
**

Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17	01/18	01/19	01/20	07/20†@
SA VCP Dynamic Strategy Class 1	0.01+	0.01	0.01	0.00	0.00
SA VCP Dynamic Strategy Class 3	0.01	0.01	0.01	0.00	0.00

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the Target Portfolio will transfer its assets and liabilities to the Acquiring Portfolio in exchange for Class 1 and Class 3 shares of the Acquiring Portfolio. For more details about the Reorganization Agreement, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the Acquiring Portfolio issued to the Target Portfolio will have an aggregate net asset value equal to the aggregate net asset value of the Target Portfolio’s shares outstanding immediately prior to the Reorganization. Upon receipt by the Target Portfolio of the shares of the Acquiring Portfolio, the Target Portfolio will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Target Portfolio will be terminated as a series of the Trust under applicable state law.

The distribution of Acquiring Portfolio shares to the Target Portfolio’s Separate Account shareholders will be accomplished by crediting your Variable Contract with shares of the Acquiring Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Target Portfolio held in your Variable Contract on that date. See “Terms of the Reorganization Agreement” below.

Accordingly, as a result of the Reorganization, the Target Portfolio shareholders will own the same class of shares of the Acquiring Portfolio having an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s Target Portfolio shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Portfolio’s net asset value. However, as a result of the Reorganization, a shareholder of the Target Portfolio or the Acquiring Portfolio will hold a reduced percentage of ownership in the larger Combined Portfolio than the shareholder did in the applicable Portfolio.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, the Acquiring Portfolio will acquire the assets of the Target Portfolio on the Closing Date in consideration for the assumption of all of the Target Portfolio’s liabilities and shares of the Acquiring Portfolio.

On the Closing Date, the Target Portfolio will transfer to the Acquiring Portfolio its assets in exchange solely for Class 1 and Class 3 shares of the Acquiring Portfolio that are equal in value to the value of the net assets of the Target Portfolio transferred to the Acquiring Portfolio as of the Closing Date, as determined in accordance with the Acquiring Portfolio’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Portfolios, and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Target Portfolio will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

The Target Portfolio expects to distribute the shares of the Acquiring Portfolio to the shareholders of the Target Portfolio promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Portfolio will be redeemed in accordance with Massachusetts law and the Declaration of Trust of the Trust. Thereafter, the Target Portfolio will be terminated as a series of the Trust under Massachusetts law.

Each of the Portfolios has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Trust, on behalf of the Portfolios, are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Portfolios and performance and compliance in all material respects with the Portfolios’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Trust of which this Combined Prospectus/Information Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Portfolio to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Trust, on behalf of the relevant Portfolio.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•

The fact that the investment objective of the Target Portfolio is similar to the investment objective of the Acquiring Portfolio. The fact that certain strategies of the Target Portfolio and the Acquiring Portfolio are compatible, while others are different. The Board considered the principal differences in investment objective and investment strategy between the Acquiring Portfolio and the Target Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Portfolio is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to the Target Portfolio.

•	The expectation that the Combined Portfolio will have total annual operating expenses below those of the Target Portfolio.

•

Many of the portfolio holdings of the Target Portfolio would be sold before the Reorganization would be completed or would not continue to be held by the Acquiring Portfolio after completion of the Reorganization.

•

The personnel of SunAmerica and the Subadviser who will manage the Combined Portfolio. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Portfolio after the Reorganization, and the Subadviser of the Acquiring Portfolio will continue to serve as subadviser of the Combined Portfolio after the Reorganization. See “Comparison of the Portfolios—Management of the Portfolios.”

•

The relative performance histories of each Portfolio over different time periods compared with each other and the fact that the Acquiring Portfolio has had generally better historical performance compared with the Target Portfolio. While not predictive of future results, the Board also considered certain data with respect to the performance of each Portfolio as compared to the performance of its relevant peer group.

•	The relative size of the Target Portfolio and the Acquiring Portfolio, and the prospects for further growth and long-term viability of the Target Portfolio.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the Target Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the Target Portfolio own immediately prior to the Reorganization, and that shareholders of the Target Portfolio will not be diluted as a result of the Reorganization.

•

The fact that SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Portfolio’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement. No shareholder or Contract Owner would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•	The possible alternatives to the Reorganization.

For these and other reasons, the Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Portfolio and the interests of the Target Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to interests in the Target Portfolio held by the Separate Accounts and the holders of Variable Contracts issued by the Separate Accounts. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This discussion assumes that the Variable Contracts issued by the Separate Accounts are and remain qualified as Annuity Contracts. Owners of Variable Contracts should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of the Reorganization that the Trust, on behalf of each Portfolio, receive an opinion from Willkie Farr & Gallagher LLP, counsel to each Portfolio, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Portfolio and the Acquiring Portfolio each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Target Portfolio or by the Acquiring Portfolio upon the transfer of all of the assets of the Target Portfolio to the Acquiring Portfolio solely in exchange for the shares of the

Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio; or upon the distribution of the shares of the Acquiring Portfolio by the Target Portfolio to its Life Company Holders in the subsequent termination of the Target Portfolio.

•

No gain or loss will be recognized by a Life Company Holder of the Target Portfolio that exchanges all of its shares of the Target Portfolio solely for the shares of the Acquiring Portfolio pursuant to the Reorganization.

•

The tax basis of the shares of the Acquiring Portfolio received by a Life Company Holder of the Target Portfolio pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Portfolio surrendered in exchange therefor.

•

The holding period of the shares of the Acquiring Portfolio received by a Life Company Holder of the Target Portfolio pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Portfolio surrendered in exchange therefor.

•

The Acquiring Portfolio’s tax basis in assets of the Target Portfolio received by the Acquiring Portfolio pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Portfolio immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Portfolio upon the transfer, and the Acquiring Portfolio’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Portfolio except for any assets which may be marked to market for federal income taxes on the termination of the Target Portfolio’s taxable year or on which gain was recognized upon the transfer to the Acquiring Portfolio.

The opinion of Willkie Farr & Gallagher LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the Acquiring Portfolio and the Target Portfolio and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the Target Portfolio, the Acquiring Portfolio, or the respective Separate Accounts of the Life Companies of each from the marking to market of certain categories of assets as of the closing of the taxable year of the Target Portfolio at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The Acquiring Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Portfolio and its shareholders.

Effect on Owners of Variable Contracts

Contract Owners will not recognize gain or loss as a result of the Reorganization. As is the case with other distributions to the Separate Accounts of the Life Companies holding shares, owners of Variable Contracts will not be taxed on any distributions paid with respect to either Reorganization.

Effect on the Separate Accounts of the Life Companies

Prior to the Closing Date, the Target Portfolio will declare a distribution to its Separate Accounts, if any, which together with all previous distributions, will have the effect of distributing to its Separate Accounts all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date. Contract Owners will not be directly affected by the Target Portfolio distributions.

As discussed above, all of the portfolio securities of the Target Portfolio are expected to be sold in connection with the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Target Portfolio’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Combined Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Target Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is this case with other distributions to the Separate Accounts of the Life Companies holding shares and owners of Variable Contracts will not be taxed on these distributions. SunAmerica also has advised that neither the Target Portfolio nor the Combined Portfolio will dispose of holdings in the Target Portfolio’s or the Combined Portfolio’s portfolios to such an extent that it would adversely affect the tax-free nature of the Reorganization for federal income tax purposes.

As a result of the Reorganization, the Acquiring Portfolio will succeed to tax attributes, including capital loss carryforwards, if any, of the Target Portfolio. The capital loss carryforwards of the Portfolios will be available to offset future capital gains recognized by the Combined Portfolio, subject to limitations under the Code. These limitations generally apply to a fund that experiences a greater than 50% ownership change as a result of a reorganization. In addition, pursuant to Section 381 of the Code, an acquiring fund generally may not use a target fund’s capital loss carryforwards to offset gains recognized during the portion of the year before the date of a reorganization, but may use such capital loss carryforwards to offset post-reorganization gains. Where these limitations apply, the Combined Portfolio may not be able to use all or a portion of a Portfolio’s capital loss carryforwards in a particular year, the effect of which may be to accelerate the recognition of taxable gains to the Combined Portfolio and its shareholders post-closing of the Reorganization. As of January 31, 2020, no Portfolio had capital loss carryforwards. The Reorganization is not expected to result in an ownership change of the Portfolios. In addition, any limitation under Section 381 of the Code is not expected to be material. Thus, it is not anticipated that the limitations on use of a Portfolio’s capital loss carryforwards, if any, would be material.

Expenses of the Reorganization

SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Portfolio’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement. Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Information Statement; auditing fees associated with inclusion of each Portfolio’s financial statements in the Form N-14; tabulation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.

SunAmerica has estimated that the brokerage commission and other transaction costs associated with the pre-Reorganization sales of the Target Portfolio’s portfolio securities will be $576,850. The Target Portfolio will not pay any expenses of shareholders arising out of or in connection with the Reorganization, except for the estimated broker commissions listed above.

All other expenses of each of the Portfolios shall be paid by the applicable Portfolio.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization and issuance of shares of the Acquiring Portfolio will be passed on by Willkie Farr & Gallagher LLP and Morgan Lewis & Bockius LLP, special counsel to the Trust, respectively.

OTHER INFORMATION

Capitalization

The following tables set forth as of July 31, 2020: (i) the unaudited capitalization of the Target Portfolio, (ii) the unaudited capitalization of the Acquiring Portfolio, and (iii) the unaudited pro forma combined capitalization of the Combined Portfolio. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Target Portfolio

	Class 1	Class 3
Net Assets:	$252,817	$1,472,361,280
Shares Outstanding:	21,553	125,453,498
Net Assets Per Share:	$11.73	$11.74

Acquiring Portfolio

	Class 1	Class 3
Net Assets:	$224,352	$5,933,926,810
Shares Outstanding:	16,616	439,954,662
Net Assets Per Share:	$13.50	$13.49

Target Portfolio into Acquiring Portfolio

Pro Forma Combined Portfolio

	Class 1	Class 3
Net Assets:	$477,169	$7,406,288,090
Shares Outstanding:	35,340	549,118,834
Net Assets Per Share:	$13.50	$13.49

Shareholder Information

As of January 29, 2021, there were 116,285,585 shares of the Target Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Target Portfolio. Shares of the Target Portfolio are owned through the Life Companies’ Separate Accounts. As of January 29, 2021, no person was known by the Target

Portfolio to own beneficially or of record 5% or more of any class of shares of the Target Portfolio’s shares, except as follows:

	American General Life Insurance Company	The United States Life Insurance Company in the City of New York
Target Portfolio (Class 1)	100%	0.00%
Target Portfolio (Class 3)	87.48%	10.78%

As of January 29, 2021, there were 369,617,258 shares of the Acquiring Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Acquiring Portfolio. Shares of the Acquiring Portfolio are owned through the Life Companies’ Separate Accounts. As of January 29, 2021, no person was known by the Acquiring Portfolio to own beneficially or of record 5% or more of any class of shares of the Acquiring Portfolio’s shares, except as follows:

	American General Life Insurance Company	The United States Life Insurance Company in the City of New York
Acquiring Portfolio (Class 1)	100%	0.00%
Acquiring Portfolio (Class 3)	88.45%	9.52%

American General Life Company is a stock life insurance company organized under the laws of the state of Texas and its address is 2727-A Allen Parkway, Houston, Texas 77019. The United States Life Insurance Company in the City of New York is a stock life insurance company organized under the laws of the state of New York and its address is One World Financial Center, 200 Liberty Street, New York, New York 10281.

Shareholder Rights and Obligations

The Target Portfolio and the Acquiring Portfolio are each a series of SAST, an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on September 11, 1992, and are subject to SAST’s Amended and Restated Declaration of Trust (the “Declaration’).

SAST currently consists of sixty-one separate portfolios, and the Trustees may authorize the creation of additional portfolios of the Trust in the future. Each portfolio may offer Class 1, Class 2 and/or Class 3 shares. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors. Except as otherwise described herein, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders.

In general, the Declaration requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. The Declaration gives the Trustees broad authority to approve reorganizations between a portfolio, such as the Target Portfolio or the Acquiring Portfolio, and another entity or the sale of all or substantially all of a portfolio’s assets without shareholder approval if the 1940 Act would not require such approval. The 1940 Act does not require approval of the Reorganization by shareholders. In addition, the Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust or that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.

SAST is not required to hold annual meetings of shareholders, and shareholders’ meetings ordinarily will not be held unless required by the 1940 Act, or under the Declaration. Each Trustee is elected to serve until the next meeting of shareholders called for the purpose of considering the election or re-election of such Trustee or of a successor Trustee and until such successor Trustee is elected, qualified, and serving as a trustee. Subject to the limits of the 1940 Act, any vacancies on the Board may be filled by a majority of the Trustees then in office. Under the 1940 Act, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present.

A Trustee may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. Except in the case of removal as set forth above, or resignation, retirement, incompetency or incapacity, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders.

On any matter submitted to a vote of the shareholders of the Trust, all shares of all portfolios and classes then entitled to vote are voted together, except that (i) when required by the 1940 Act to be voted by individual portfolio or class, shares are voted by individual portfolio or class, and (ii) when the Trustees have determined that the matter affects only the interests of shareholders of one or more portfolios or classes, only shareholders of such one or more portfolios or classes are entitled to vote on that matter.

The classes of shares of a given portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and Class 3 shares.

Under Massachusetts law, shareholders of a Massachusetts business trust could, in certain circumstances, be held personally liable for the obligations of a portfolio. However, the Declaration contains an express disclaimer of shareholder liability for any debts, liability or obligation or expense incurred by, contracted for, or otherwise existing with respect to a portfolio and requires that notice of such limited liability be given in each agreement, contract, instrument or undertaking entered into or executed by SAST’s Trustees or officers. SAST’s Declaration further provides for indemnification for all claims and liabilities of any shareholder held personally liable for the obligations of the Acquiring Portfolio solely by reason of being or having been a shareholder of the Acquiring Portfolio.

Shareholder Proposals

Each of the Portfolios does not hold regular or annual meetings of shareholders. The Portfolios hold meetings of shareholders whenever (a) the 1940 Act requires shareholders to act upon certain matters, including: (i) election of Trustees; (ii) approval of a management agreement; (iii) approval of a distribution agreement; (iv) changes to fundamental restrictions, and (v) in the case of certain reorganizations and (b) when required under the Trust’s Declaration of Trust. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Kathleen D. Fuentes, Vice President and Secretary of the Trust, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Portfolio within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Householding

Please note that only one copy of shareholder documents, such as this Combined Prospectus/Information Statement and annual or semi-annual reports, may be delivered to two or more shareholders of the Target Portfolio who share an address, unless the Target Portfolio has received instructions to the contrary. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. To request a separate copy of any shareholder document or for instructions as to how to request a separate copy of these documents or as to how to request a single copy if multiple copies of these documents are received, shareholders should contact the Target Portfolio at the address and phone number set forth above.

APPENDIX A

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Trust, on behalf of each Portfolio, has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of its outstanding voting securities. A majority of the outstanding voting securities is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio.

In addition, the Portfolios may have non-fundamental investment restrictions or operating policies which have been approved by the Trust’s Board. Non-fundamental investment restrictions or operating policies may be changed by the Board without shareholder approval. The fundamental and non-fundamental investment restrictions and operating policies of each Portfolio are listed below.

All percentage limitations expressed in the following investment restrictions are measured at the time of purchase, except with respect to the Portfolios’ borrowing policy.

Fundamental Investment Restrictions

Each Portfolio may not:

1.

Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.

Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.

Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.

Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

A-1

5.

Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.

Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry.

Non-Fundamental Investment Restrictions

Under these restrictions, the Portfolios may not:

1.	Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio’s net assets would be so invested.

2.	Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and SAI, as amended from time to time.

3.

Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts.

4.	Invest in companies for the purpose of exercising control or management.

5.	Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities

6.	Sell securities short except to the extent permitted by applicable law.

7.	Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and SAI, as amended from time to time.

8.	Issue any senior securities except as permitted by the 1940 Act.

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APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of ________, 2021, among and between SunAmerica Series Trust, a Massachusetts business trust (the “Trust”), on behalf of the SA VCP Dynamic Strategy Portfolio (the “Acquiring Fund”), the Trust, on behalf of the SA Invesco VCP Equity-Income Portfolio (the “Target Fund,” and together with the Acquiring Fund, the “Funds”) and, solely with respect to Article IX, SunAmerica Asset Management, LLC. Each of the Acquiring Fund and Target Fund is designated as a legally separate series of the Trust.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for Class 1 and Class 3 shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Trust is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Trust, on behalf of the Acquiring Fund, is authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees (the “Board”) of the Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of the Trust has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Trust, on behalf of the Target Fund, agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Trust, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, attributable to each share class of the Target Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows: Class 1 shares of the Acquiring Fund correspond to Class 1 shares of the Target Fund and Class 3 shares of the Acquiring Fund correspond to Class 3 shares of the Target Fund, each as applicable.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).

The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.

1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set for in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by SunAmerica Asset Management, LLC, each Fund’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).

1.4 STATE FILINGS. Prior to the Closing Date, the Trust shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Acquiring Fund of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Trust shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Trust, on behalf of the Target Fund.

1.9 TERMINATION. The Target Fund shall be terminated as a series of the Trust promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.

1.10 BOOKS AND RECORDS. Concurrently with the Closing, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11 ACTION BY TRUST. The Trust shall take all actions expressed herein as being the obligations of the Trust, on behalf of the Acquiring Fund and the Target Fund, as the case may be.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [—], 2021, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held virtually.

3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be transferred to or for the account of the Acquiring Fund as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, VALIC Retirement Services Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TRUST ON BEHALF OF THE TARGET FUND. The Trust, on behalf of the Target Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

(a) The Trust is a trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Target Fund has been validly designated as a separate series of the Trust. The Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) If applicable, the Registration Statement on Form N-14 and the Combined Prospectus/Information Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Trust with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Target Fund, will not result in the violation of Massachusetts law or any provision of the Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.

(f) The Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.

(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the Trust’s knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Trust or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund as of January 31, 2020 the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by [__________], and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Target Fund for the six months ended July 31, 2020 have been prepared in accordance with GAAP consistently applied by the Target Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended January 31, 2020 and the unaudited financial statements for the six months ended July 31, 2020, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by a Target Fund’s Shareholders shall not constitute a material adverse change.

(j) Since [_____], 202[—], there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since [_____], 202[—], there has not been any amendment of the Trust’s organizational documents in a manner materially affecting the Target Fund.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Trust has authorized shares of beneficial interest allocated to the Target Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1 and Class 3 for the Target Fund. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Target Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Target Fund). All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.

(m) At the Closing Date, the Trust, on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) The Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust. This Agreement constitutes a valid and binding obligation of the Trust and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this

Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, information statement materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Target Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982.

(q) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than notice to the Target Fund Shareholders is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

4.2 REPRESENTATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Target Fund, as follows:

(a) The Trust is a trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Fund has been validly established as a separate series of the Trust. The Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Trust and the Target Fund furnished to the Acquiring Fund by the Trust or the Target Fund. From the effective date of the N-14 Registration Statement through and on the Closing Date, any written information furnished by the Trust with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Acquiring Fund, will not result in the violation of Massachusetts law or any provision of the Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the

Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Trust’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Trust or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund as of January 31, 2020, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by [________], and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Acquiring Fund for the six months ended July 31, 2020 have been prepared in accordance with GAAP consistently applied by the Acquiring Fund, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended January 31, 2020 and the unaudited financial statements for the six months ended July 31, 2020, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Fund. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) The Trust has authorized shares of beneficial interest allocated to the Acquiring Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1 and Class 3 for the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.

(k) The Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust. This Agreement constitutes a valid and binding obligation of the Trust and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, information statement materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n) The Acquiring Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

(o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TRUST, ON BEHALF OF THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed

Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Trust.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Trust, on behalf of the Target Fund shall make available to the Trust’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.

5.4 ADDITIONAL INFORMATION. The Trust and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Trust, on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Trust, on behalf of the Acquiring Fund and the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Trust.

5.8 UNAUDITED FINANCIAL STATEMENTS. The Trust shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Trust as complying with the requirements hereof.

5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders, if necessary. The N-14 Registration Statement shall include a Combined Prospectus/Information Statement relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, including any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.

5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, counsel to the Trust and each of the Funds, will render an opinion on these matters. Neither the Acquiring Fund nor the Target Fund (nor the Trust, on behalf of either the Acquiring Fund or the Target Fund) shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust, on behalf of the Acquiring Fund and the Target Fund, will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, counsel to the Trust, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).

5.11 REASONABLE BEST EFFORTS. The Trust, on behalf of the Acquiring Fund and the Target Fund, shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12 AUTHORIZATIONS. The Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the

1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.13 DISTRIBUTION. The Trust, on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.14 INFORMATION STATEMENT. The Trust, on behalf of the Target Fund, agrees to mail to its respective shareholders of record, in sufficient time to comply with requirements as to notice thereof, the Combined Prospectus/Information Statement contained in the N-14 Registration Statement, which complies in all material respects with the applicable provisions of Section 14(c) of the 1934 Act, and the rules and regulations thereunder.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE TARGET FUND

The obligations of the Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Fund (or the Trust, on behalf of the Acquiring Fund) pursuant to this Agreement on or before the Closing Date, and, in addition, shall be subject to the following conditions:

6.1 All representations, covenants and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Trust, on behalf of the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Trust, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Trust and the Acquiring Fund.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Target Fund, of all the obligations to be performed by the Target Fund (or the Trust, on behalf of the Target Fund) pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Trust.

7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

7.4 The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Trust, on behalf of the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Trust, on behalf of the Target Fund, or the enforceability of the Agreement against the Trust and the Target Fund.

7.5 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TRUST, ON BEHALF OF THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Trust, the Acquiring Fund or the Target Fund, the other parties to this Agreement shall, at their option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Commission shall not have instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.2 All third-party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.3 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Trust, with respect to the Acquiring Fund, on Form N-1A under the 1933 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.

8.4 As of the Closing Date, there shall be no pending litigation brought by any person against the Trust, the Acquiring Fund or the Target Fund, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.5 The Trust, on behalf of each of the Acquiring Fund and the Target Fund, shall have received an opinion of Willkie Farr & Gallagher LLP, counsel to the Trust, substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the Trust, on behalf of the Target Fund and the Acquiring Fund, and its respective authorized officers, for U.S. federal income tax purposes:

(a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;

(c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization;

(d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;

(e) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;

(f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;

(g) under Section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of the Target Fund immediately prior to the transfer; and

(h) under Section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund.

Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Trust, on behalf of the Acquiring Fund and the Target Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, the Trust, on behalf of the Acquiring Fund and the Target Fund, may not waive the condition set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates shall bear the direct and indirect expenses incurred by the Trust, the Acquiring Fund and the Target Fund, each in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities after the Closing Date. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Trust, on behalf of each of the Acquiring Fund or the Target Fund. In addition, the Trust, on behalf of either the Acquiring Fund or the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trust or the Board, or officers, to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Trust, on behalf of each of the Target Fund and the Acquiring Fund, as specifically authorized by the Board.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Target Fund or the Acquiring Fund, this Agreement is binding only upon the assets and properties of such fund.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, Attention: John Genoy, President, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party. Whenever any notice is required or permitted to be given by any provisions of this Agreement, a written waiver of such notice, signed by the party entitled to said notice, or a waiver by electronic transmission by the party entitled to said notice, shall be deemed equivalent to such required or permitted notice.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                             , on behalf of its series,

                                          Portfolio

By:
Name:
Title:

                             , on behalf of its series,

                                          Portfolio

By:
Name:
Title:

SunAmerica Asset Management, LLC,

solely with respect to Article IX

By:
Name:
Title:

SUBJECT TO COMPLETION, DATED FEBRUARY 5, 2021

SUNAMERICA SERIES TRUST

SA Invesco VCP Equity-Income Portfolio

SA VCP Dynamic Strategy Portfolio

PART B

STATEMENT OF ADDITIONAL INFORMATION

[●], 2021

This Statement of Additional Information (the “SAI”) relates to the reorganization (“Reorganization”) of the SA Invesco Equity-Income Portfolio (the “Target Portfolio”), a series of SunAmerica Series Trust (“SAST”), into the SA VCP Dynamic Strategy Portfolio (the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios”), a series of SAST.

This SAI contains information which may be of interest to shareholders of the Target Portfolio relating to the Reorganization, but which is not included in the Combined Prospectus/Information Statement dated [●], 2021 (the “Combined Prospectus/Information Statement”). As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of the assets and all of the liabilities of the Target Portfolio in exchange for shares of the Acquiring Portfolio. The Target Portfolio will distribute the Acquiring Portfolio shares it receives to its shareholders in complete liquidation of the Target Portfolio.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Information Statement. The Combined Prospectus/Information Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to SA VCP Dynamic Strategy Portfolio, c/o SunAmerica Series Trust, 21650 Oxnard Street, 10th Floor, Woodland Hills, California 91367 or by calling 1-800-445-7862.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Information Statement.

ADDITIONAL INFORMATION ABOUT THE TARGET PORTFOLIO AND THE ACQUIRING PORTFOLIO	S-1

FINANCIAL STATEMENTS	S-1

SUPPLEMENTAL FINANCIAL INFORMATION	S-1

ADDITIONAL INFORMATION ABOUT THE TARGET PORTFOLIO AND THE ACQUIRING PORTFOLIO

For each of the Target Portfolio and the Acquiring Portfolio: Incorporated by reference is the Statement of Additional Information included in the Registration Statement on Form N-1A of SAST dated May 1, 2020, as supplemented and amended, solely as it relates to the Portfolios, as filed with the U.S. Securities and Exchange Commission (the “SEC”) (Securities Act File No. 033-52742) (SEC Accession No. 0001683863-20-008850).

FINANCIAL STATEMENTS

This SAI incorporates by reference the Annual Report to Shareholders of the Target Portfolio and the Acquiring Portfolio for the fiscal year ended January 31, 2020, solely as it relates to the Portfolios, filed April 9, 2020 (SEC Accession No. 0001193125-20-102255), and the Semi-Annual Report to Shareholders of the Target Portfolio and the Acquiring Portfolio for the period ended July 31, 2020, solely as it relates to the Portfolios, filed October 8, 2020 (SEC Accession No. 0001193125-20-266262), each as filed with the SEC. The Annual Report and the Semi-Annual Report contain historical financial information regarding the Portfolios.

SUPPLEMENTAL FINANCIAL INFORMATION

The information under this section is intended to comply with the requirements for voluntary early adoption of Rule 6-11 under Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Portfolio are not included in this SAI.

A table showing the fees of the Acquiring Portfolio and the Target Portfolio, and the fees and expenses of the Acquiring Portfolio on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Summary – Fees and Expenses” of the Combined Prospectus/Information Statement.

The Reorganization will result in a material change to the Target Portfolio’s investment portfolio due to the investment restrictions of the Acquiring Portfolio. It is expected that each security held by the Target Portfolio will be disposed of prior to the Reorganization given the investment restrictions. A schedule of investments of the Target Portfolio, as of July 31, 2020 and included below, has been annotated to indicate the anticipated sale of the Target Portfolios holdings prior to the Reorganization. Notwithstanding the foregoing, changes may be made to the Target Portfolio in advance of the Reorganization and/or the Acquiring Portfolio following the Reorganization.

There are no material differences in accounting policies of the Target Portfolio as compared to those of the Acquiring Portfolio.

Schedule of Investments - SA Invesco VCP Equity-Income Portfolio

Security Description	Shares/Principal Amount	Value
COMMON STOCKS — 66.0%
Aerospace/Defense — 2.6%
General Dynamics Corp (4)	187,222	$27,472,957
Raytheon Technologies Corp (4)	187,418	10,622,852

		38,095,809

Agricultural Biotech — 1.5%
Corteva, Inc (4)	772,205	22,054,175

Security Description	Shares/Principal Amount	Value
Agricultural Chemicals — 0.5%
Nutrien, Ltd (4)	209,108	6,814,830

Apparel Manufacturers — 0.6%
Capri Holdings, Ltd.† (4)	564,055	8,449,544

Auto-Cars/Light Trucks — 1.8%
General Motors Co (4)	1,048,538	26,098,111

Banks-Commercial — 2.7%
Citizens Financial Group, Inc (4)	785,668	19,492,423
Truist Financial Corp (4)	526,631	19,727,597

		39,220,020

Banks-Super Regional — 1.5%
PNC Financial Services Group, Inc (4)	211,541	22,565,079

Building Products-Air & Heating — 1.7%
Johnson Controls International PLC (4)	653,761	25,156,723

Cable/Satellite TV — 1.9%
Charter Communications, Inc.,
Class A† (4)	21,934	12,721,720
Comcast Corp., Class A (4)	359,141	15,371,235

		28,092,955

Cellular Telecom — 1.2%
Vodafone Group PLC (4)	11,538,302	17,525,383

Chemicals-Diversified — 1.2%
Dow, Inc (4)	233,995	9,607,835
DuPont de Nemours, Inc (4)	163,186	8,727,187

		18,335,022

Computer Services — 2.1%
Cognizant Technology Solutions Corp.,
Class A (4)	443,760	30,317,683

Computers — 1.4%
Apple, Inc.(1) (4)	47,858	20,341,564

Diversified Banking Institutions — 7.7%
Bank of America Corp.(1) (4)	1,227,857	30,549,082
Citigroup, Inc.(1) (4)	606,889	30,350,519
Goldman Sachs Group, Inc (4)	129,189	25,574,254
Morgan Stanley (4)	557,452	27,248,254

		113,722,109

Diversified Manufacturing Operations — 2.0%
Textron, Inc (4)	348,899	12,190,531
Trane Technologies PLC (4)	152,703	17,082,885

		29,273,416

E-Commerce/Services — 0.9%
Booking Holdings, Inc.† (4)	7,624	12,672,079

Electric-Integrated — 1.9%
Duke Energy Corp (4)	103,127	8,738,982
Exelon Corp (4)	298,697	11,532,691
FirstEnergy Corp (4)	293,674	8,516,546

		28,788,219

Electronic Components-Semiconductors — 0.8%
Intel Corp (4)	254,425	12,143,705

Electronic Connectors — 0.6%
TE Connectivity, Ltd (4)	99,105	8,827,282

Enterprise Software/Service — 1.4%
Oracle Corp (4)	372,186	20,637,714

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp (4)	202,819	6,723,450

Food-Confectionery — 0.6%
Mondelez International, Inc., Class A (4)	149,827	8,313,900

Food-Misc./Diversified — 0.4%
Kellogg Co (4)	84,837	5,852,905

Food-Wholesale/Distribution — 1.5%
Sysco Corp (4)	220,702	11,664,101
US Foods Holding Corp.†(4)	538,661	10,934,818

		22,598,919

Human Resources — 0.2%
Adecco Group AG (4)	61,415	2,919,878

Insurance Brokers — 0.8%
Willis Towers Watson PLC (4)	55,532	11,662,275

Insurance-Life/Health — 1.5%
Equitable Holdings, Inc (4)	444,967	9,104,025
Voya Financial, Inc (4)	266,076	13,144,154

		22,248,179

Medical Instruments — 1.9%
Alcon, Inc.† (4)	139,696	8,441,333
Medtronic PLC (4)	195,989	18,909,019

		27,350,352

Medical Products — 0.8%
Zimmer Biomet Holdings, Inc (4)	90,811	12,246,771

Medical-Drugs — 5.5%
Bristol-Myers Squibb Co.(1) (4)	357,615	20,977,696

GlaxoSmithKline PLC (4)	378,978	7,610,511
Johnson & Johnson (4)	177,343	25,849,516
Pfizer, Inc (4)	318,070	12,239,334
Sanofi (4)	141,350	14,776,984

		81,454,041

Medical-HMO — 1.4%
Anthem, Inc (4)	76,516	20,950,081

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp (4)	92,521	13,892,953

Oil Companies-Exploration & Production — 1.9%
Canadian Natural Resources, Ltd (4)	315,791	5,571,049
Concho Resources, Inc (4)	155,107	8,149,321
Devon Energy Corp (4)	641,765	6,732,115
Parsley Energy, Inc., Class A (4)	665,550	7,307,739

		27,760,224

Oil Companies-Integrated — 2.3%
BP PLC (4)	2,727,687	9,888,370
Chevron Corp (4)	233,648	19,612,413
Royal Dutch Shell PLC, Class A (4)	299,083	4,419,470

		33,920,253

Pharmacy Services — 0.8%
CVS Health Corp.(1) (4)	179,442	11,294,080

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A† (4)	82,162	3,599,517

Retail-Building Products — 0.7%
Kingfisher PLC (4)	3,296,741	10,494,893

Retail-Major Department Stores — 0.8%
TJX Cos., Inc (4)	218,550	11,362,415

Semiconductor Components-Integrated Circuits — 2.5%
NXP Semiconductors NV (4)	115,667	13,594,343
QUALCOMM, Inc (4)	220,656	23,303,480

		36,897,823

Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc (4)	403,657	12,513,367

Tobacco — 2.2%
Philip Morris International, Inc (4)	417,351	32,056,730

Transport-Rail — 1.8%
CSX Corp.(1) (4)	368,082	26,258,970

Total Common Stocks
(cost $930,578,941)		971,503,398

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Investment Management/Advisor Services — 0.1%
AMG Capital Trust II 5.15% (4)	40,900	1,822,504

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% (4)	800	39,152

Total Convertible Preferred Securities
(cost $2,502,039)		1,861,656

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co.
Series Q 5.85% (4)
(cost $30,000)	1,200	30,276

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co.
Series V
3.62% due 10/01/2020(2) (4)
(cost $200,000)	$200,000	187,157

CONVERTIBLE BONDS & NOTES — 8.9%
Applications Software — 0.4%
Nuance Communications, Inc.
Senior Notes
1.00% due 12/15/2035 (4)	1,803,000	2,261,995
Nuance Communications, Inc.
Senior Notes
1.25% due 04/01/2025 (4)	1,775,000	2,657,413
RealPage, Inc.
Senior Notes
1.50% due 11/15/2022 (4)	626,000	983,255

		5,902,663

Broadcast Services/Program — 0.0%
Liberty Media Corp. - Liberty Formula One
Senior Notes
1.00% due 01/30/2023 (4)	440,000	511,193

Cable/Satellite TV — 1.1%
DISH Network Corp.
Senior Notes
3.38% due 08/15/2026 (4)	9,179,000	8,450,462
Liberty Media Corp.
Senior Notes
1.38% due 10/15/2023 (4)	6,373,000	6,928,308
Liberty Media Corp.
Senior Notes
2.25% due 09/30/2046 (4)	1,653,040	784,892

		16,163,662

Commercial Services-Finance — 0.0%
Euronet Worldwide, Inc.
Senior Notes
0.75% due 03/15/2049 (4)	684,000	661,770

Computers-Memory Devices — 0.3%
SanDisk LLC
Company Guar.
Notes 0.50% due 10/15/2020 (4)	2,198,000	1,863,135
Western Digital Corp.
Company Guar.
Notes 1.50% due 02/01/2024 (4)	2,183,000	2,108,893

		3,972,028

Diversified Banking Institutions — 0.2%
BofA Finance LLC
Bank Guar.
Notes 0.13% due 09/01/2022 (4)	2,714,000	2,939,262

Drug Delivery Systems — 0.6%
Dexcom, Inc.
Senior Notes
0.75% due 12/01/2023 (4)	3,329,000	8,898,833

E-Commerce/Services — 0.7%
Booking Holdings, Inc.
Senior Notes
0.75% due 05/01/2025* (4)	514,000	646,869
IAC Financeco 3, Inc.
Company Guar. Notes
2.00% due 01/15/2030* (4)	3,984,000	5,807,900

Priceline Group, Inc.
Senior Notes
0.90% due 09/15/2021 (4)	1,830,000	1,946,693
Zillow Group, Inc.
Senior Notes
2.75% due 05/15/2025 (4)	1,853,000	2,430,457

		10,831,919

Electronic Components-Semiconductors — 0.8%
Cree, Inc.
Senior Notes
0.88% due 09/01/2023 (4)	2,200,000	2,883,845
Cree, Inc.
Senior Notes
1.75% due 05/01/2026* (4)	2,011,000	3,241,481
Microchip Technology, Inc.
Senior Sub. Notes
1.63% due 02/15/2027 (4)	1,720,000	2,509,136
ON Semiconductor Corp.
Company Guar. Notes
1.00% due 12/01/2020 (4)	1,666,000	1,970,347
Silicon Laboratories, Inc.
Senior Notes
1.38% due 03/01/2022 (4)	510,000	620,987

		11,225,796

Enterprise Software/Service — 0.2%
Workday, Inc.
Senior Notes
0.25% due 10/01/2022 (4)	2,245,000	3,018,701

Finance-Investment Banker/Broker — 0.4%
GS Finance Corp.
Senior Notes
0.25% due 07/08/2024(3) (4)	5,346,000	5,310,513

Finance-Other Services — 1.9%
Convertible Trust - Consumer
Series 2018-1
Senior Notes
0.25% due 01/17/2024(3) (4)	6,174,000	6,257,966

Convertible Trust - Energy
Series 2019-1
Senior Notes
0.33% due 09/19/2024(3) (4)	6,944,000	7,062,742
Convertible Trust - Healthcare
Series 2018-1
Senior Notes
0.25% due 02/05/2024(3) (4)	6,038,000	6,551,834
Convertible Trust - Media
Series 2019-1
Senior Notes
0.25% due 12/04/2024(3)(4)	6,944,000	7,616,874

		27,489,416

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.
Senior Notes
1.50% due 05/01/2025* (4)	489,000	599,213

Internet Security — 0.2%
FireEye, Inc.
Senior Notes
Series A
1.00% due 06/01/2035 (4)	1,641,000	1,609,801
FireEye, Inc.
Senior Notes
Series B
1.63% due 06/01/2035 (4)	1,663,000	1,596,857

		3,206,658

Medical Instruments — 0.3%
Integra LifeSciences Holdings Corp.
Senior Notes
0.50% due 08/15/2025* (4)	2,227,000	2,068,241
NuVasive, Inc.
Senior Notes
2.25% due 03/15/2021 (4)	1,978,000	2,185,690

		4,253,931

Medical Labs & Testing Services — 0.4%
Teladoc Health, Inc.
Senior Notes
1.25% due 06/01/2027* (4)	4,828,000	6,194,901

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc.
Senior Sub. Notes
1.50% due 10/15/2020 (4)	2,388,000	3,040,475

Medical-Drugs — 0.2%
Pacira BioSciences, Inc.
Senior Notes
0.75% due 08/01/2025* (4)	1,193,000	1,211,605
Pacira Pharmaceuticals, Inc.
Senior Notes
2.38% due 04/01/2022 (4)	184,000	201,034
Supernus Pharmaceuticals, Inc.
Senior Notes
0.63% due 04/01/2023 (4)	1,171,000	1,056,357

		2,468,996

Oil-Field Services — 0.0%
Oil States International, Inc.
Senior Notes
1.50% due 02/15/2023 (4)	992,000	494,540

Telecom Equipment-Fiber Optics — 0.1%
Finisar Corp.
Company Guar. Notes
0.50% due 12/15/2036 (4)	855,000	883,617

Telecommunication Equipment — 0.3%
Viavi Solutions, Inc.
Senior Notes
1.00% due 03/01/2024 (4)	1,625,000	1,990,592
Viavi Solutions, Inc.
Senior Notes
1.75% due 06/01/2023 (4)	2,411,000	2,874,933

		4,865,525

Telephone-Integrated — 0.2%
GCI Liberty, Inc.
Senior Notes
1.75% due 09/30/2046* (4)	2,371,000	3,744,896

Theaters — 0.2%
Live Nation Entertainment, Inc.
Senior Notes
2.50% due 03/15/2023 (4)	2,209,000	2,304,165

Therapeutics — 0.2%
Neurocrine Biosciences, Inc.
Senior Notes
2.25% due 05/15/2024 (4)	1,623,000	2,675,227

Total Convertible Bonds & Notes
(cost $113,524,963)		131,657,900

U.S. CORPORATE BONDS & NOTES — 10.0%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.
Company Guar. Notes
2.85% due 12/15/2020* (4)	214,000	215,167
Northrop Grumman Corp.
Senior Notes
2.08% due 10/15/2020 (4)	1,509,000	1,514,191
Raytheon Co.
Senior Notes
3.13% due 10/15/2020 (4)	2,790,000	2,805,775
Raytheon Technologies Corp.
Senior Notes
4.45% due 11/16/2038 (4)	344,000	444,451

		4,979,584

Airlines — 0.1%
American Airlines Pass-Through Trust
Pass-Through Certs.
Series 2014-1, Class A
3.70% due 04/01/2028 (4)	$42,094	$35,159
United Airlines Pass-Through Trust
Pass-Through Certs.
Series 2018-1, Class AA
3.50% due 09/01/2031 (4)	925,562	867,668
United Airlines Pass-Through Trust
Pass-Through Certs.
Series 2014-2, Class A
3.75% due 03/03/2028 (4)	44,749	41,308

		944,135

Applications Software — 0.0%
Microsoft Corp.
Senior Notes
3.50% due 02/12/2035 (4)	120,000	152,636

Auto-Cars/Light Trucks — 0.1%
General Motors Co.
Senior Notes
6.60% due 04/01/2036 (4)	320,000	389,684
General Motors Financial Co., Inc.
Company Guar. Notes
5.25% due 03/01/2026 (4)	304,000	343,995

		733,679

Banks-Commercial — 0.2%
Citizens Financial Group, Inc.
Senior Notes
2.38% due 07/28/2021 (4)	800,000	814,191
Discover Bank
Senior Notes
3.35% due 02/06/2023 (4)	1,500,000	1,592,829

		2,407,020

Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc.
Senior Notes
3.45% due 04/23/2029 (4)	815,000	959,328
US Bancorp
Sub. Notes
3.10% due 04/27/2026 (4)	750,000	845,509
Wells Fargo & Co.
Senior Notes
3.55% due 09/29/2025 (4)	260,000	292,439
Wells Fargo & Co.
Sub. Notes
4.10% due 06/03/2026 (4)	200,000	226,651
Wells Fargo & Co.
Sub. Notes
4.65% due 11/04/2044 (4)	170,000	216,713

		2,540,640

Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-
Busch InBev Worldwide, Inc.
Company Guar. Notes
4.70% due 02/01/2036 (4)	570,000	699,253
Anheuser-Busch Cos. LLC/Anheuser-
Busch InBev Worldwide, Inc.
Company Guar. Notes
4.90% due 02/01/2046 (4)	441,000	563,288

Molson Coors Brewing Co.
Company Guar. Notes
4.20% due 07/15/2046 (4)	282,000	295,469

		1,558,010

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc.
Company Guar. Notes
6.00% due 01/15/2043 (4)	10,000	11,500

Cable/Satellite TV — 0.4%
Charter Communications Operating
LLC/Charter Communications
Operating Capital
Senior Sec. Notes
4.46% due 07/23/2022 (4)	845,000	900,327
Comcast Corp.
Company Guar. Notes
2.75% due 03/01/2023 (4)	2,000,000	2,119,847
Comcast Corp.
Company Guar. Notes
3.90% due 03/01/2038 (4)	1,350,000	1,689,889
Comcast Corp.
Company Guar. Notes
4.15% due 10/15/2028 (4)	1,335,000	1,640,869

		6,350,932

Coatings/Paint — 0.0%
Sherwin-Williams Co.
Senior Notes
4.50% due 06/01/2047 (4)	512,000	686,156

Computer Services — 0.0%
DXC Technology Co.
Senior Notes
4.45% due 09/18/2022 (4)	30,000	31,377

Computers — 0.2%
Apple, Inc.
Senior Notes
2.15% due 02/09/2022 (4)	126,000	129,614
Apple, Inc.
Senior Notes
3.35% due 02/09/2027 (4)	1,425,000	1,643,192

Dell International LLC/EMC Corp.
Senior Sec. Notes
5.45% due 06/15/2023* (4)	711,000	783,424
Dell International LLC/EMC Corp.
Senior Sec. Notes
8.35% due 07/15/2046* (4)	189,000	263,389

		2,819,619

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America
Senior Notes
4.50% due 11/01/2023 (4)	77,000	85,165

Data Processing/Management — 0.1%
Fiserv, Inc.
Senior Notes
3.80% due 10/01/2023 (4)	1,620,000	1,779,957

Diversified Banking Institutions — 1.0%
Bank of America Corp.
Senior Notes
3.25% due 10/21/2027 (4)	2,000,000	2,237,794
Citigroup, Inc.
Senior Notes
3.67% due 07/24/2028 (4)	790,000	900,320
Citigroup, Inc.
Sub. Notes
4.75% due 05/18/2046 (4)	1,500,000	2,007,535
Citigroup, Inc.
Sub. Notes
5.30% due 05/06/2044 (4)	20,000	28,146
Citigroup, Inc.
Sub. Notes
6.68% due 09/13/2043 (4)	30,000	48,948
Goldman Sachs Group, Inc.
Sub. Notes
4.25% due 10/21/2025 (4)	1,300,000	1,484,224
JPMorgan Chase & Co.
Senior Notes
3.20% due 06/15/2026 (4)	750,000	842,593
JPMorgan Chase & Co.
Senior Notes
3.51% due 01/23/2029 (4)	1,400,000	1,592,966

JPMorgan Chase & Co.
Senior Notes
3.90% due 01/23/2049 (4)	1,400,000	1,803,791
JPMorgan Chase & Co.
Senior Notes
4.26% due 02/22/2048 (4)	1,500,000	2,016,278
Morgan Stanley
Senior Notes
3.88% due 01/27/2026 (4)	1,000,000	1,148,359
Morgan Stanley
Senior Notes
4.00% due 07/23/2025 (4)	210,000	242,095

		14,353,049

Drug Delivery Systems — 0.0%
Becton Dickinson and Co.
Senior Notes
4.88% due 05/15/2044 (4)	116,000	148,149

E-Commerce/Products — 0.0%
Amazon.com, Inc.
Senior Notes
4.80% due 12/05/2034 (4)	18,000	25,426

Electric-Distribution — 0.1%
Oglethorpe Power Corp.
1st Mtg. Bonds
4.55% due 06/01/2044 (4)	200,000	218,930
Sempra Energy
Senior Notes
3.80% due 02/01/2038 (4)	1,140,000	1,343,685

		1,562,615

Electric-Integrated — 0.3%
Georgia Power Co.
Senior Notes

3.70% due 01/30/2050 (4)	401,000	481,342
NextEra Energy Capital Holdings, Inc.
Company Guar. Notes
3.55% due 05/01/2027 (4)	1,715,000	1,989,927
Xcel Energy, Inc.
Senior Notes
3.50% due 12/01/2049 (4)	1,129,000	1,378,204

		3,849,473

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman
Finance, Ltd.
Company Guar. Notes
3.63% due 01/15/2024 (4)	1,295,000	1,400,260
Micron Technology, Inc.
Senior Notes
4.66% due 02/15/2030 (4)	795,000	956,117
Texas Instruments, Inc.
Senior Notes
2.63% due 05/15/2024 (4)	840,000	906,678

		3,263,055

Electronic Parts Distribution — 0.1%
Avnet, Inc.
Senior Notes
4.63% due 04/15/2026 (4)	1,250,000	1,398,752

Enterprise Software/Service — 0.1%
Oracle Corp.
Senior Notes
3.60% due 04/01/2040 (4)	1,370,000	1,622,141

Finance-Consumer Loans — 0.1%
Synchrony Financial
Senior Notes
3.95% due 12/01/2027 (4)	2,075,000	2,189,838

Finance-Credit Card — 0.2%
American Express Co.
Sub. Notes
3.63% due 12/05/2024 (4)	54,000	60,003
Capital One Financial Corp.
Senior Notes
3.20% due 01/30/2023 (4)	2,750,000	2,909,832

		2,969,835

Finance-Leasing Companies — 0.1%
Air Lease Corp.
Senior Notes
3.00% due 09/15/2023 (4)	929,000	923,127

Air Lease Corp.
Senior Notes
4.25% due 09/15/2024 (4)	165,000	168,297

		1,091,424

Food-Misc./Diversified — 0.3%
Kraft Heinz Foods Co.
Company Guar. Notes
4.63% due 10/01/2039* (4)	615,000	645,411
Nestle Holdings, Inc.
Company Guar. Notes
3.10% due 09/24/2021* (4)	3,745,000	3,856,947

		4,502,358

Gas-Distribution — 0.1%
NiSource, Inc.
Senior Notes
4.38% due 05/15/2047 (4)	903,000	1,194,100

Insurance Brokers — 0.0%
Willis North America, Inc.
Company Guar. Notes
3.60% due 05/15/2024 (4)	610,000	665,989

Insurance-Life/Health — 0.5%
Athene Global Funding
Sec. Notes
2.75% due 06/25/2024* (4)	315,000	325,572
Athene Global Funding
Sec. Notes
4.00% due 01/25/2022* (4)	2,900,000	3,018,384
Jackson National Life Global Funding
Senior Sec. Notes
2.10% due 10/25/2021* (4)	1,500,000	1,531,559
Jackson National Life Global Funding
Senior Sec. Notes
3.25% due 01/30/2024* (4)	1,000,000	1,072,766
Nationwide Financial Services, Inc.
Senior Notes
5.30% due 11/18/2044* (4)	610,000	718,117
Reliance Standard Life Global Funding II
Senior Sec. Notes
3.05% due 01/20/2021* (4)	355,000	358,119

		7,024,517

Insurance-Multi-line — 0.1%
Allstate Corp.
Senior Notes
3.28% due 12/15/2026 (4)	665,000	767,689
Guardian Life Global Funding
Sec. Notes
2.90% due 05/06/2024* (4)	815,000	883,657

		1,651,346

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc.
Company Guar. Notes
3.95% due 05/15/2060* (4)	1,650,000	1,938,186
MassMutual Global Funding II
Sec. Notes
2.00% due 04/15/2021* (4)	1,635,000	1,655,055

		3,593,241

Insurance-Property/Casualty — 0.1%
Markel Corp.
Senior Notes
5.00% due 05/20/2049 (4)	565,000	762,792
Travelers Cos., Inc.
Senior Notes
4.60% due 08/01/2043 (4)	10,000	13,923

		776,715

Insurance-Reinsurance — 0.2%
PartnerRe Finance B LLC
Company Guar. Notes
3.70% due 07/02/2029 (4)	1,240,000	1,387,290
Reinsurance Group of America, Inc.
Senior Notes
4.70% due 09/15/2023 (4)	1,040,000	1,148,570

		2,535,860

Investment Management/Advisor Services — 0.3%
Blackstone Holdings Finance Co. LLC
Company Guar. Notes
5.00% due 06/15/2044* (4)	2,915,000	3,735,066

Medical Instruments — 0.0%
Medtronic, Inc.
Company Guar. Notes
4.38% due 03/15/2035 (4)	42,000	57,016

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings
Senior Notes
3.20% due 02/01/2022 (4)	100,000	103,866
Laboratory Corp. of America Holdings
Senior Notes
4.70% due 02/01/2045 (4)	43,000	57,032

		160,898

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc.
Senior Notes 2.55%
due 09/01/2020 (4)	1,900,000	1,903,228
Gilead Sciences, Inc.
Senior Notes 4.40%
due 12/01/2021 (4)	171,000	178,645

		2,081,873

Medical-Drugs — 0.4%
AbbVie, Inc.
Senior Notes
4.05% due 11/21/2039* (4)	1,705,000	2,097,896
AbbVie, Inc.
Senior Notes
4.50% due 05/14/2035 (4)	171,000	215,109
AbbVie, Inc.
Senior Notes
4.85% due 06/15/2044* (4)	200,000	266,040
Bayer US Finance II LLC
Company Guar. Notes
4.38% due 12/15/2028* (4)	1,529,000	1,807,838
Bayer US Finance LLC
Company Guar. Notes
3.00% due 10/08/2021* (4)	200,000	205,299
Bristol-Myers Squibb Co.
Senior Notes
4.00% due 08/15/2023 (4)	10,000	11,096
Bristol-Myers Squibb Co.
Senior Notes 4.13%
due 06/15/2039 (4)	706,000	944,581
Bristol-Myers Squibb Co.
Senior Notes
4.63% due 05/15/2044 (4)	110,000	155,962

Zoetis, Inc.
Senior Notes
4.70% due 02/01/2043 (4)	5,000	6,991

		5,710,812

Medical-HMO — 0.1%
UnitedHealth Group, Inc.
Senior Notes
3.50% due 08/15/2039 (4)	636,000	779,884

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.
Company Guar. Notes
3.90% due 03/01/2035 (4)	84,000	101,454

Oil Companies-Exploration & Production — 0.0%
ConocoPhillips Co.
Company Guar. Notes
4.15% due 11/15/2034 (4)	37,000	43,408
Noble Energy, Inc.
Senior Notes
5.25% due 11/15/2043 (4)	20,000	27,150

		70,558

Pharmacy Services — 0.4%
Cigna Corp.
Company Guar. Notes
4.80% due 08/15/2038 (4)	2,044,000	2,704,986
CVS Health Corp.
Senior Notes
3.38% due 08/12/2024 (4)	40,000	43,695
CVS Health Corp.
Senior Notes
4.10% due 03/25/2025 (4)	1,352,000	1,536,802
CVS Pass-Through Trust
Pass-Through Certs.
6.04% due 12/10/2028 (4)	884,725	1,001,663

		5,287,146

Pipelines — 0.6%
Cameron LNG LLC
Senior Sec. Notes
3.70% due 01/15/2039* (4)	713,000	821,777

Energy Transfer Operating LP
Company Guar. Notes
4.20% due 09/15/2023 (4)	2,062,000	2,181,031
Energy Transfer Operating LP
Company Guar. Notes
4.90% due 03/15/2035 (4)	67,000	67,899
Energy Transfer Operating LP
Company Guar. Notes
5.00% due 05/15/2050 (4)	842,000	835,491
Enterprise Products Operating LLC
Company Guar. Notes
4.25% due 02/15/2048 (4)	1,337,000	1,528,551
Kinder Morgan, Inc.
Company Guar. Notes
5.30% due 12/01/2034 (4)	28,000	33,976
MPLX LP
Senior Notes
4.50% due 07/15/2023 (4)	2,250,000	2,431,117
MPLX LP
Senior Notes
4.50% due 04/15/2038 (4)	1,336,000	1,425,289
Spectra Energy Partners LP
Company Guar. Notes
4.50% due 03/15/2045 (4)	101,000	117,867
Sunoco Logistics Partners
Operations LP
Company Guar. Notes
5.30% due 04/01/2044 (4)	65,000	64,729

		9,507,727

Private Equity — 0.5%
Apollo Management Holdings LP
Company Guar. Notes
4.00% due 05/30/2024* (4)	3,000,000	3,292,976
Carlyle Holdings Finance LLC
Company Guar. Notes
3.88% due 02/01/2023* (4)	335,000	358,903
KKR Group Finance Co III LLC
Company Guar. Notes
5.13% due 06/01/2044* (4)	2,480,000	3,145,180

		6,797,059

Real Estate Investment Trusts — 1.1%
Brixmor Operating Partnership LP
Senior Notes
3.65% due 06/15/2024 (4)	2,000,000	2,091,804
Crown Castle International Corp.
Senior Notes
4.75% due 05/15/2047 (4)	1,160,000	1,524,886
EPR Properties
Company Guar. Notes
4.75% due 12/15/2026 (4)	2,095,000	2,028,926
Government Properties Income Trust
Senior Notes
4.00% due 07/15/2022 (4)	2,500,000	2,501,569
HCP, Inc.
Senior Notes
3.88% due 08/15/2024 (4)	1,320,000	1,464,282
HCP, Inc.
Senior Notes
4.20% due 03/01/2024 (4)	100,000	110,015
Highwoods Realty LP
Senior Notes
3.20% due 06/15/2021 (4)	200,000	202,873
Hospitality Properties Trust
Senior Notes
5.00% due 08/15/2022 (4)	1,550,000	1,530,363
LifeStorage LP
Company Guar. Notes
3.50% due 07/01/2026 (4)	497,000	537,719
Regency Centers LP
Company Guar. Notes
2.95% due 09/15/2029 (4)	875,000	917,052
Regency Centers LP
Company Guar. Notes
4.65% due 03/15/2049 (4)	500,000	610,406
Ventas Realty LP
Company Guar. Notes
5.70% due 09/30/2043 (4)	2,182,000	2,624,934

		16,144,829

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.
Company Guar. Notes
4.50% due 12/01/2023 (4)	1,480,000	1,633,710

O’Reilly Automotive, Inc.
Senior Notes
4.88% due 01/14/2021 (4)	20,000	20,163

		1,653,873

Retail-Building Products — 0.1%
Home Depot, Inc.
Senior Notes
2.00% due 04/01/2021 (4)	734,000	741,649
Lowe’s Cos., Inc.
Senior Notes
4.55% due 04/05/2049 (4)	682,000	915,367

		1,657,016

Retail-Discount — 0.0%
Dollar General Corp.
Senior Notes
3.25% due 04/15/2023 (4)	40,000	42,655

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc.
Senior Notes
3.30% due 11/18/2021 (4)	94,000	97,054
Walgreens Boots Alliance, Inc.
Senior Notes
4.50% due 11/18/2034 (4)	69,000	79,717

		176,771

Retail-Restaurants — 0.1%
Starbucks Corp.
Senior Notes
3.55% due 08/15/2029 (4)	815,000	945,796

Telephone-Integrated — 0.4%
AT&T, Inc.
Senior Notes
3.00% due 06/30/2022 (4)	115,000	120,082
AT&T, Inc.
Senior Notes
3.40% due 05/15/2025 (4)	2,800,000	3,114,566
AT&T, Inc.
Senior Notes
4.30% due 02/15/2030 (4)	527,000	633,041

AT&T, Inc.
Senior Notes
4.50% due 05/15/2035 (4)	102,000	122,442
AT&T, Inc.
Senior Notes
4.80% due 06/15/2044 (4)	1,500,000	1,879,044
AT&T, Inc.
Senior Notes
5.15% due 11/15/2046 (4)	25,000	32,276
Verizon Communications, Inc.
Senior Notes
4.40% due 11/01/2034 (4)	45,000	57,984
Verizon Communications, Inc.
Senior Notes
4.81% due 03/15/2039 (4)	39,000	53,392

		6,012,827

Tobacco — 0.1%
Altria Group, Inc.
Company Guar. Notes
5.80% due 02/14/2039 (4)	1,378,000	1,805,339
Philip Morris International, Inc.
Senior Notes
3.60% due 11/15/2023 (4)	15,000	16,467
Philip Morris International, Inc.
Senior Notes
4.88% due 11/15/2043 (4)	35,000	47,814

		1,869,620

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp.
Senior Notes
2.88% due 01/20/2022* (4)	1,400,000	1,377,011
Aviation Capital Group Corp.
Senior Notes
4.88% due 10/01/2025* (4)	2,280,000	2,210,051

		3,587,062

Transport-Rail — 0.1%
Norfolk Southern Corp.
Senior Notes
3.40% due 11/01/2049 (4)	537,000	644,452

Union Pacific Corp.
Senior Notes
3.84% due 03/20/2060 (4)	30,000	38,251
Union Pacific Corp.
Senior Notes
4.15% due 01/15/2045 (4)	50,000	63,466

		746,169

Transport-Services — 0.0%
FedEx Corp.
Company Guar. Notes
4.90% due 01/15/2034 (4)	25,000	32,605
FedEx Corp.
Company Guar. Notes
5.10% due 01/15/2044 (4)	45,000	57,566
United Parcel Service, Inc.
Senior Notes
3.40% due 11/15/2046 (4)	196,000	230,010

		320,181

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.
Company Guar. Notes
4.13% due 11/15/2025 (4)	29,000	33,946

Total U.S. Corporate Bonds & Notes
(cost $131,988,002)		146,978,531

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.8%
ANZ New Zealand International, Ltd.
Company Guar. Notes
2.88% due 01/25/2022* (4)	650,000	672,434
Australia & New Zealand Banking
Group, Ltd.
Senior Notes
2.30% due 06/01/2021 (4)	891,000	906,615
Australia & New Zealand Banking
Group, Ltd.
Senior Notes
2.70% due 11/16/2020 (4)	3,375,000	3,398,757
National Australia Bank, Ltd.
Senior Notes
1.88% due 07/12/2021 (4)	1,450,000	1,472,348

Standard Chartered PLC
Senior Notes
3.05% due 01/15/2021* (4)	385,000	389,066
Westpac Banking Corp.
Senior Notes
2.10% due 05/13/2021 (4)	4,220,000	4,281,754

		11,120,974

Brewery — 0.1%
Heineken NV
Senior Notes
3.50% due 01/29/2028* (4)	1,333,000	1,532,326

Cellular Telecom — 0.3%
France Telecom SA
Senior Notes
4.13% due 09/14/2021 (4)	1,755,000	1,826,797
Rogers Communications, Inc.
Company Guar. Notes
4.30% due 02/15/2048 (4)	2,190,000	2,819,742
Rogers Communications, Inc.
Company Guar. Notes
4.50% due 03/15/2043 (4)	30,000	38,788

		4,685,327

Chemicals-Plastics — 0.0%
Montell Finance Co. BV
Company Guar. Notes
8.10% due 03/15/2027* (4)	55,000	74,192

Diversified Banking Institutions — 0.4%
HSBC Holdings PLC
Senior Notes
2.63% due 11/07/2025 (4)	2,090,000	2,187,078
Lloyds Banking Group PLC
Senior Notes
3.75% due 01/11/2027 (4)	2,200,000	2,489,733
Societe Generale SA
Senior Notes
2.63% due 09/16/2020* (4)	310,000	310,849
Societe Generale SA
Sub. Notes
5.00% due 01/17/2024* (4)	100,000	109,434
UBS Group Funding Switzerland AG
Senior Notes
4.13% due 04/15/2026* (4)	1,000,000	1,153,265

		6,250,359

Finance-Leasing Companies — 0.2%
Aircastle, Ltd.
Senior Notes
4.40% due 09/25/2023 (4)	3,235,000	3,207,582

Medical-Generic Drugs — 0.0%
Mylan NV
Company Guar. Notes
3.15% due 06/15/2021 (4)	382,000	389,839

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc.
Senior Notes
3.60% due 12/01/2024 (4)	52,000	57,004

Private Equity — 0.0%
Brookfield Asset Management, Inc.
Senior Notes
4.00% due 01/15/2025 (4)	125,000	137,814

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC
Company Guar. Notes
5.35% due 03/01/2026* (4)	805,000	964,770

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU
Company Guar. Notes
4.67% due 03/06/2038 (4)	355,000	434,738

Telefonica Emisiones SAU
Company Guar. Notes
5.21% due 03/08/2047 (4)	2,000,000	2,576,358

		3,011,096

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC
Company Guar. Notes
2.65% due 07/15/2021* (4)	750,000	754,471

Total Foreign Corporate Bonds & Notes
(cost $29,819,826)		32,185,754

FOREIGN CONVERTIBLE BONDS & NOTES — 1.1%
Banks-Commercial — 0.2%
Credit Suisse AG
Senior Notes
0.50% due 06/24/2024*(3) (4)	3,573,000	3,437,583

Cable/Satellite TV — 0.2%
Liberty Latin America, Ltd.
Senior Notes
2.00% due 07/15/2024 (4)	3,019,000	2,577,538

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd.
Senior Notes
1.25% due 09/15/2022 (4)	2,490,000	2,480,238

Internet Content-Entertainment — 0.4%
JOYY, Inc.
Senior Notes
1.38% due 06/15/2026 (4)	4,819,000	5,117,176

Medical-Drugs — 0.1%
Jazz Investments I, Ltd.
Company Guar. Notes
2.00% due 06/15/2026* (4)	1,837,000	1,890,962

Total Foreign Convertible Bonds & Notes
(cost $15,492,177)		15,503,497

U.S. GOVERNMENT TREASURIES — 6.5%
United States Treasury Bonds — 1.2%
2.00% due 02/15/2050 (4)	5,102,600	6,130,495
4.50% due 02/15/2036 (4)	7,650,000	11,926,529

		18,057,024

United States Treasury Notes — 5.3%
0.13% due 06/30/2022 (4)	13,355,000	13,355,522
0.13% due 07/31/2022 (4)	6,000,000	6,001,406
0.13% due 07/15/2023 (4)	11,365,000	11,366,776
0.25% due 06/30/2025 (4)	26,123,400	26,170,340
0.50% due 06/30/2027 (4)	19,960,000	20,112,819
0.63% due 05/15/2030 (4)	323,000	325,675

		77,332,538

Total U.S. Government Treasuries
(cost $92,551,204)		95,389,562

OPTIONS - PURCHASED — 0.9%
Exchanged-Traded Put Option-
Purchased(6)
(cost $14,834,570)	1,553	13,285,915

TOTAL INVESTMENTS (5)
(cost $5,468,386,141)	95.7%	1,408,583,646
Liabilities in excess of other assets	4.3	64,030,451

NET ASSETS	100.0%	$1,472,614,097

+	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities

At July 31, 2020, the aggregate value of these securities was $71,388,248 representing 4.8% of net assets.

(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2) Perpetual maturity — maturity date reflects the next call date.

(3) Exchangeable for basket of securities

(4) Position currently expected to be disposed of prior to the Reorganization

(5) Currently expected to sell all of the Target Portfolio’s holdings prior to the Reorganization

(6) Options — Purchased

Exchange-Traded Put Options – Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	January 2021	$2,740	1,553	$508,004,936	$14,834,570	$13,285,915	($1,548,655)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts Type		Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation
578	Long	S&P 500 E-Mini Index	September 2020	$92,916,774	$94,315,150	$1,398,376

						Unrealized (Depreciation)
2,023	Short	S&P 500 E-Mini Index	September 2020	$322,845,880	$330,103,025	($7,257,145)

			Net Unrealized Appreciation (Depreciation)			($5,858,769)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Deprecation
State Street Bank and Trust Co	CAD	7,003,455	USD	5,169,641	08/14/2020	$—	$(59,110)
	CHF	8,255,458	USD	8,809,263	08/14/2020	—	(220,090)
	EUR	10,281,092	USD	11,628,793	08/14/2020	—	(484,344)
	GBP	35,208,254	USD	44,155,492	08/14/2020	—	(1,934,617)
	USD	965,971	CAD	1,300,270	08/14/2020	4,805	—
	USD	509,798	CHF	474,231	08/14/2020	8,889	—
	USD	998,529	EUR	866,121	08/14/2020	21,931	—
	USD	7,926,718	GBP	6,158,761	08/14/2020	135,538	—

			Unrealized Appreciation/(Depreciation)			$171,163	$(2,698,161)

CAD —Canadian Dollar	EUR —Euro Currency
CHF —Swiss Franc	GBP —Pound Sterling
USD —United States Dollar

PART C

Item 15. Indemnification.

Section 9.5 of SunAmerica Series Trust (the “Registrant”) Declaration of Trust relating to the indemnification of officers and trustees is quoted below:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(a)	(1)	Amended and Restated Declaration of Trust dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No.811-7238) filed on February 1, 2017.

(2)

Amended and Restated Establishment and Designation of Series dated May 23, 2017. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 16, 2017.

(3)

Amended and Restated Establishment and Designation of Series dated August 9, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(4)

Amended and Restated Establishment and Designation of Series dated December 19, 2017. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2018.

(5)

Amended and Restated Designation of Series of Shares dated April 4, 2018. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(6)

Amended and Restated Establishment and Designation of Series dated December 12, 2018. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on December 17, 2018.

(7)

Amended and Restated Establishment and Designation of Series dated June 12, 2019. Incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on July 24, 2019.

(8)

Amended and Restated Establishment and Designation of Series dated April 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on July 24, 2020.

(9)

Amended and Restated Establishment and Designation of Series dated October 12, 2020. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 25, 2021.

(b)

Amended and Restated By-Laws dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No.  90 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2017.

(c)		None

(d)		Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Information Statement included in this Registration Statement).

(e)		None

(f)	(1)

Investment Advisory and Management Agreement between SunAmerica Series Trust and SunAmerica Asset Management, LLC (“SunAmerica”) dated as of January 1, 1999, as amended. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 13, 2020.

(2)

Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated November 13, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 29, 2020.

(3)

Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(4)

Amendment No.  1 to the Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC dated February 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

(5)

Amendment No.  2 to the Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 13, 2020.

(6)

Subadvisory Agreement between SunAmerica and Brandywine Global Investment Management, LLC dated September 8, 2015. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(7)

Subadvisory Agreement between SunAmerica and Columbia Management Investment Advisers, LLC dated May 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

(8)

Subadvisory Agreement between SunAmerica and Dimensional Fund Advisors LP dated May 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(9)

Subadvisory Agreement between SunAmerica and Federated Investment Counseling dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(10)

Amendment to Subadvisory Agreement between SunAmerica and Federated Investment Counseling dated May 1, 2004 (transferring subadvisory responsibilities for Federated American Leaders Portfolio and Telecom Utility Portfolio to Federated Equity Management Company of Pennsylvania and Corporate Bond Portfolio to Federated Investment Management Company). Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(11)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Federated Equity Management Company of Pennsylvania and Federated Investment Management Company dated February 19, 2007. Incorporated herein by reference to Post-Effective Amendment No.  43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(12)

Amendment No.  3 to Subadvisory Agreement between SunAmerica and Federated Investment Management Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(13)

Subadvisory Agreement between SunAmerica and FIAM LLC (formerly, Pyramis Global Investors, LLC) dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

(14)

Form of Amendment No.  1 to the Subadvisory Agreement between SunAmerica and FIAM LLC dated May 1, 2019. Incorporated herein by reference to Post-Effective Amendment No.  112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

(15)

Subadvisory Agreement between SunAmerica and Franklin Advisers, Inc. dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 7, 2019.

(16)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(17)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(18)

Assignment and Assumption Agreement between Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC dated November 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 7, 2019.

(19)

Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(20)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No.  44 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 13, 2008.

(21)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No.  45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(22)

Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(23)

Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

(24)

Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(25)

Amendment No.  1 to the Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated May 24, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 29, 2020.

(26)

Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(27)

Amendment to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 23, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(28)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(29)

Amendment No.  3 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(30)

Amendment No.  4 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated November 15, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

(31)

Amendment No.  5 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 14, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(32)

Amendment No.  6 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(33)

Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC dated May 30, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

(34)	Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated January 1, 1999. Incorporated herein by reference to the Registrant’s Form N-14 filed on August 21, 2003.

(35)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 13, 2008.

(36)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(37)

Amendment No.  3 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated November 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 17, 2009.

(38)

Amendment No.  4 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

(39)

Amendment No.  5 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(40)

Amendment No.  6 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 24, 2015.

(41)

Subadvisory Agreement, as amended, between SunAmerica and Morgan Stanley Dean Witter Investment Management dated May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(42)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated January 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 14, 2005.

(43)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(44)

Amendment No.  3 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(45)

Amendment No.  4 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(46)

Amendment No.  5 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 17, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(47)

Subadvisory Agreement between SunAmerica and OppenheimerFunds, Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(48)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and OppenheimerFunds, Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(49)

Subadvisory Agreement between SunAmerica and Pacific Investment Management Company LLC (“PIMCO”) dated May 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(50)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and PIMCO dated March 21, 2013. Incorporated herein by reference to Post-Effective Amendment No.  75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

(51)

Amendment No. 2 to Subadvisory Agreement between SunAmerica and PIMCO dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 25, 2021.

(52)

Portfolio Implementation Agreement between PIMCO and Parametric Portfolio Associates LLC dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 25, 2021.

(53)

Sub-subadvisory Agreement between PIMCO and Research Affiliates, LLC dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 25, 2021.

(54)

Subadvisory Agreement between SunAmerica and PineBridge Investments, LLC dated March 29, 2010. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2010.

(55)

Subadvisory Agreement between SunAmerica and Putnam Investment Management, LLC dated December 6, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

(56)

Subadvisory Agreement between SunAmerica and Schroder Investment Management North America Inc. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(57)

Amendment No. 1 to the Subadvisory Agreement between SunAmerica and Schroder Investment Management North America, Inc. dated November 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 29, 2020.

(58)

Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd. dated January  13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No.  811-7238) filed on April 22, 2016.

(59)

Amendment to Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd. dated April  1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No.  811-7238) filed on April 23, 2018.

(60)

Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(61)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(62)

Subadvisory Agreement between SunAmerica and Wells Capital Management Incorporated dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(63)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and Wells Capital Management Incorporated dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(64)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Wells Capital Management Incorporated dated July 20, 2009. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 12, 2010.

(65)

Master-Feeder Addendum to Investment Advisory and Management Agreement, as amended, dated October 15, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(66)

Advisory Fee Waiver Agreement, as amended dated October 15, 2012-Feeders. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(67)

Amendment to the Advisory Fee Waiver Agreement dated December 17, 2018-Feeders. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on December 17, 2018.

(68)

Amended and Restated Advisory Fee Waiver Agreement for the Emerging Markets Portfolio dated January 31, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(69)

Form of Second Amended and Restated Advisory Fee Waiver Agreement for the SA Large Cap Index Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 29, 2020.

(70)

Advisory Fee Waiver Agreement for the SA JPMorgan MFS Core Bond Portfolio dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

	(71)

Fee Waiver Agreement for the SA Legg Mason BW Large Cap Value Portfolio dated September 8, 2015. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

	(72)

Fee Waiver Agreement for the SunAmerica Dynamic Allocation Portfolio dated June 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 26, 2017.

	(73)

Fee Waiver Agreement for the SunAmerica Dynamic Strategy Portfolio dated June 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 26, 2017.

	(74)

Fee Waiver Agreement for the SA Janus Focused Growth Portfolio dated June 30, 2016. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 26, 2017.

	(75)

Advisory Fee Waiver Agreement for the SA BlackRock VCP Global Multi Asset Portfolio dated February 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

	(76)

Advisory Fee Waiver Agreement for the SA VCP Dynamic Allocation Portfolio dated December 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

	(77)

Advisory Fee Waiver Agreement for the SA Franklin Small Cap Value Portfolio dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

	(78)

Advisory Fee Waiver Agreement for the SA BlackRock Multi-Factor 70/30 Portfolio dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 13, 2020.

	(79)

Advisory Fee Wavier Agreement for the SA PIMCO RAE International Value Portfolio dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 25, 2021.

(g)		Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. dated May 21, 2002. Incorporated herein by reference to the Registrant’s Form N-14 filed August 21, 2003.

(h)		None

(i)	(1)

Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

	(2)

Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(j)	(1)

Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares, formerly Class A Shares) dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 13, 2020.

	(2)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2 Shares, formerly Class B Shares), as amended, dated January 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(3)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares) dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 13, 2020.

(4)

Amended and Restated Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 1, 2002.

(k)		Opinion and Consent of Morgan Lewis & Bockius LLP, special counsel for the Registrant, is filed herewith.

(l)

Form of tax opinion and consent of Willkie Farr  & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA Invesco VCP Equity-Income Portfolio a series of the Registrant, into the SA VCP Dynamic Strategy Portfolio, a series of the Registrant, is filed herewith.

(m)	(1)

Indemnification Agreement between the Registrant and Garrett F. Bouton dated March 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(2)

Indemnification Agreement between the Registrant and Carl D. Covitz dated September 8, 2005. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(3)

Indemnification Agreement between the Registrant and Jane Jelenko dated September 7, 2006. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 12, 2007.

(4)

Indemnification Agreement between the Registrant and Allan L. Sher dated September 8, 2005. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(5)

Indemnification Agreement between the Registrant and Gilbert T. Ray dated September 8, 2005. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(6)

Indemnification Agreement between the Registrant and Bruce G. Willison dated September 8, 2005. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on June 16, 2006.

(n)		Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant, is filed herewith.

(o)		None.

(p)		Power of Attorney. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-251638) filed on December 23, 2020.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City, and State of New Jersey, on the 5th day of February, 2021.

SUNAMERICA SERIES TRUST

By:	/s/ John T. Genoy
John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy John T. Genoy	President (Principal Executive Officer)	February 5, 2021

/s/ Gregory R. Kingston
Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	February 5, 2021

* Bruce G. Willison	Trustee and Chairman	February 5, 2021

* Garrett F. Bouton	Trustee	February 5, 2021

* Carl D. Covitz	Trustee	February 5, 2021

* Sharon French	Trustee	February 5, 2021

* Jane Jelenko	Trustee	February 5, 2021

* Gilbert T. Ray	Trustee	February 5, 2021

* Allan L. Sher	Trustee	February 5, 2021

*By:	/s/ Edward J. Gizzi
Edward J. Gizzi
Attorney-in-Fact

* Pursuant to a Power of Attorney.

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

(k)	Opinion and Consent of Morgan Lewis & Bockius LLP, special counsel for the Registrant

(l)	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA Invesco VCP Equity-Income Portfolio a series of the Registrant, into the SA VCP Dynamic Strategy Portfolio, a series of the Registrant

(n)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant